UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments

Asset-Backed Securities — 0.2%
Security	Principal Amount (000’s omitted)		Value

CFG Investments, Ltd., Series 2021-1, Class B, 5.82%, 5/20/32(1)	$3,600		$3,399,112

Total Asset-Backed Securities (identified cost $3,599,034)			$3,399,112

Collateralized Mortgage Obligations — 3.6%
Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.:

Series 4, Class D, 8.00%, 12/25/22	$0	(32)	$167

Series 1548, Class Z, 7.00%, 7/15/23	3		2,656

Series 1650, Class K, 6.50%, 1/15/24	34		34,044

Series 1817, Class Z, 6.50%, 2/15/26	8		8,451

Series 1927, Class ZA, 6.50%, 1/15/27	43		42,975

Series 2344, Class ZD, 6.50%, 8/15/31	189		191,567

Series 2458, Class ZB, 7.00%, 6/15/32	384		394,391

Interest Only:(4)

Series 4791, Class JI, 4.00%, 5/15/48	4,486		891,678

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2020-DNA4, Class B1, 9.586%, (1 mo. USD LIBOR + 6.00%), 8/25/50(1)(2)	4,296		4,518,390

Series 2020-HQA4, Class B1, 8.836%, (1 mo. USD LIBOR + 5.25%), 9/25/50(1)(2)	2,089		2,061,547

Series 2022-HQA1, Class B1, 9.997%, (30-day average SOFR + 7.00%), 3/25/42(1)(2)	3,697		3,484,050

Series 2022-HQA1, Class M1B, 6.497%, (30-day average SOFR + 3.50%), 3/25/42(1)(2)	1,479		1,416,468

Series 2022-HQA1, Class M2, 8.247%, (30-day average SOFR + 5.25%), 3/25/42(1)(2)	2,957		2,781,214

Federal National Mortgage Association:

Series G93-1, Class K, 6.675%, 1/25/23	0	(32)	192

Series G94-7, Class PJ, 7.50%, 5/17/24	23		23,120

Series 1993-16, Class Z, 7.50%, 2/25/23	2		2,485

Series 1993-79, Class PL, 7.00%, 6/25/23	6		5,984

Series 1993-104, Class ZB, 6.50%, 7/25/23	2		1,999

Series 1993-121, Class Z, 7.00%, 7/25/23	42		42,373

Series 1993-141, Class Z, 7.00%, 8/25/23	10		9,666

Series 1994-42, Class ZQ, 7.00%, 4/25/24	118		120,936

Series 1994-79, Class Z, 7.00%, 4/25/24	18		18,883

Series 1994-89, Class ZQ, 8.00%, 7/25/24	32		32,965

Series 1996-35, Class Z, 7.00%, 7/25/26	13		13,349

Series 1998-16, Class H, 7.00%, 4/18/28	77		78,452

Series 1998-44, Class ZA, 6.50%, 7/20/28	126		127,701

Series 1999-25, Class Z, 6.00%, 6/25/29	131		131,325

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2000-2, Class ZE, 7.50%, 2/25/30	$27	$27,861

Series 2000-49, Class A, 8.00%, 3/18/27	67	70,412

Series 2001-31, Class ZA, 6.00%, 7/25/31	996	995,083

Series 2001-74, Class QE, 6.00%, 12/25/31	291	295,049

Series 2009-48, Class WA, 5.803%, 7/25/39(3)	1,486	1,496,521

Series 2011-38, Class SA, 2.743%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(5)	648	489,041

Interest Only:(4)

Series 424, Class C8, 3.50%, 2/25/48	5,681	1,023,650

Series 2018-21, Class IO, 3.00%, 4/25/48	4,927	920,510

Series 2018-58, Class BI, 4.00%, 8/25/48	770	147,170

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2021-R02, Class 2B1, 6.297%, (30-day average SOFR + 3.30%), 11/25/41(1)(2)	5,415	4,781,943

Series 2022-R02, Class 2B2, 10.647%, (30-day average SOFR + 7.65%), 1/25/42(1)(2)	2,588	2,358,281

Government National Mortgage Association,

Series 2001-35, Class K, 6.45%, 10/26/23	5	5,061

PNMAC GMSR Issuer Trust:

Series 2018-GT1, Class A, 6.436%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	9,000	8,917,704

Series 2018-GT2, Class A, 6.236%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	8,064	7,959,416

Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	23,099	21,118,906

Total Collateralized Mortgage Obligations (identified cost $83,234,457)		$67,043,636

Common Stocks — 2.6%
Security	Shares	Value

Argentina — 0.3%

Banco Macro S.A. ADR(6)	64,200	$953,370

Grupo Financiero Galicia S.A. ADR	95,400	740,304

IRSA Inversiones y Representaciones S.A. ADR(6)	69,200	295,484

Loma Negra Cia Industrial Argentina S.A. ADR	145,800	982,692

Pampa Energia S.A. ADR(6)	62,700	1,578,159

Telecom Argentina S.A. ADR(6)	174,000	725,580

Transportadora de Gas del Sur S.A. ADR(6)	110,721	959,951

		$6,235,540

Bulgaria — 0.3%

Eurohold Bulgaria AD(6)	5,311,731	$5,181,674

		$5,181,674

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Cyprus — 0.3%

Bank of Cyprus Holdings PLC(6)	4,401,002	$6,313,523

Galaxy Cosmos Mezz PLC(6)	23,855	3,852

Sunrisemezz PLC(6)	134,029	10,848

		$6,328,223

Egypt — 0.0%(7)

Taaleem Management Services Co. SAE(6)	1,354,109	$201,447

		$201,447

Greece — 0.5%

Alpha Services and Holdings S.A.(6)	644,100	$596,497

Eurobank Ergasias Services and Holdings S.A.(6)	1,087,400	1,073,484

Hellenic Telecommunications Organization S.A.	112,400	1,765,191

JUMBO S.A.	71,500	1,015,556

Motor Oil (Hellas) Corinth Refineries S.A.	38,600	663,419

Mytilineos S.A.	50,500	846,795

National Bank of Greece S.A.(6)	226,500	820,671

OPAP S.A.	77,900	954,520

Piraeus Financial Holdings S.A.(6)	938,200	1,156,614

Public Power Corp. S.A.(6)	65,900	415,972

Titan Cement International S.A.	3,203	35,794

		$9,344,513

Iceland — 0.2%

Arion Banki HF(1)	1,015,472	$1,136,910

Eik Fasteignafelag HF	3,253,209	293,751

Eimskipafelag Islands HF	225,337	853,644

Hagar HF	921,987	460,498

Islandsbanki HF	668,258	592,572

Reginn HF	1,291,872	260,101

Reitir Fasteignafelag HF	875,641	557,972

Siminn HF	4,736,421	372,078

		$4,527,526

Indonesia — 0.0%(7)

Bayan Resources Tbk PT	20,900	$98,370

		$98,370

Japan — 0.2%

Mizuho Financial Group, Inc.	86,400	$934,456

Resona Holdings, Inc.	164,000	618,108

SBI Holdings, Inc.	18,400	332,378

Sumitomo Mitsui Financial Group, Inc.	33,300	935,116

Tokio Marine Holdings, Inc.	54,100	979,489

		$3,799,547

Security		Shares	Value

United Arab Emirates — 0.3%

Al Yah Satellite Communications Co-Pjsc-Yah Sat		5,278,406	$3,936,204

Dubai Electricity & Water Authority PJSC		983,852	653,781

			$4,589,985

United Kingdom — 0.0%(7)

Tesnik Cuatro, Ltd.(8)		409,000	$327,036

			$327,036

Vietnam — 0.5%

Bank for Foreign Trade of Vietnam JSC		84,651	$250,149

Binh Minh Plastics JSC		14,820	36,285

Coteccons Construction JSC		36,000	60,879

FPT Corp.		575,901	1,874,679

Hoa Phat Group JSC		475,478	298,920

KIDO Group Corp.		10,295	25,460

Military Commercial Joint Stock Bank(6)		795,584	606,341

Mobile World Investment Corp.		1,082,498	2,405,106

Phu Nhuan Jewelry JSC		261,630	1,120,208

Refrigeration Electrical Engineering Corp.		250,251	851,256

Vietnam Dairy Products JSC		90,281	284,967

Vietnam Prosperity JSC Bank(6)		631,024	444,243

Vietnam Technological & Commercial Joint Stock Bank(6)		163,200	172,867

Vingroup JSC(6)		78,738	175,436

			$8,606,796

Total Common Stocks (identified cost $56,416,878)			$49,240,657

Convertible Bonds — 0.3%
Security		Principal Amount (000’s omitted)	Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	3,340	$2,974,688

			$2,974,688

India — 0.1%

Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	2,970	$2,042,246

			$2,042,246

Total Convertible Bonds (identified cost $6,311,467)			$5,016,934

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Foreign Corporate Bonds — 6.6%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(7)

IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	280	$261,649

			$261,649

Armenia — 0.2%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	3,334	$3,157,265

			$3,157,265

Brazil — 0.8%

Braskem America Finance Co., 7.125%, 7/22/41(9)	USD	1,279	$1,121,209

Coruripe Netherlands BV:

10.00%, 2/10/27(1)	USD	903	751,752

10.00%, 2/10/27(9)	USD	1,989	1,655,853

Guara Norte S.a.r.l., 5.198%, 6/15/34(9)	USD	1,103	867,059

Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(9)	USD	1,383	1,057,141

MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	3,757	2,876,885

Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	USD	1,328	1,108,880

Natura Cosmeticos S.A., 4.125%, 5/3/28(9)	USD	2,879	2,247,060

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(9)	USD	358	349,922

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	479	396,820

Vale S.A., 2.762%(10)(11)	BRL	42,422	2,689,589

			$15,122,170

Bulgaria — 0.3%

Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	1,155	$828,814

Eurohold Bulgaria AD, 6.50%, 12/7/22(9)	EUR	4,582	4,517,700

			$5,346,514

Chile — 0.4%

AES Andes S.A.:

6.35% to 4/7/25, 10/7/79(9)(12)	USD	636	$517,601

7.125% to 4/7/24, 3/26/79(9)(12)	USD	928	763,022

Latam Airlines Group S.A., 13.375%, 10/15/27(1)	USD	1,900	1,869,961

Mercury Chile Holdco, LLC, 6.50%, 1/24/27(9)	USD	1,505	1,243,958

VTR Comunicaciones SpA:

4.375%, 4/15/29(9)	USD	2,328	1,307,393

Security		Principal Amount (000’s omitted)	Value

Chile (continued)

VTR Comunicaciones SpA: (continued)

5.125%, 1/15/28(9)	USD	2,324	$1,481,515

			$7,183,450

China — 0.1%

KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	1,571	$278,792

Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)(13)	USD	5,100	269,055

Sunac China Holdings, Ltd.:

6.50%, 7/9/23(9)(13)	USD	2,000	124,526

8.35%, 4/19/23(9)(13)	USD	3,270	204,238

Times China Holdings, Ltd.:

5.55%, 6/4/24(9)	USD	3,999	355,526

6.75%, 7/16/23(9)	USD	2,966	354,280

			$1,586,417

Georgia — 0.3%

Georgia Capital JSC, 6.125%, 3/9/24(9)	USD	6,762	$6,345,204

			$6,345,204

Honduras — 0.1%

Inversiones Atlantida S.A., 7.50%, 5/19/26(9)	USD	1,746	$1,565,289

			$1,565,289

Iceland — 0.9%

Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,000,000	$6,872,177

Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	5,930,830

Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	560,000	3,818,682

WOW Air HF:

0.00%(8)(10)(13)	EUR	79	0

0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(13)	EUR	3,600	0

			$16,621,689

India — 1.2%

Indian Railway Finance Corp., Ltd.:

2.80%, 2/10/31(9)	USD	15,006	$11,270,458

3.57%, 1/21/32(9)	USD	8,481	6,637,612

JSW Infrastructure, Ltd., 4.95%, 1/21/29(9)	USD	3,677	2,738,689

JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	1,466	924,035

Reliance Communications, Ltd., 6.50%, 11/6/20(9)(13)	USD	1,800	135,000

Vedanta Resources Finance II PLC, 13.875%, 1/21/24(9)	USD	1,481	1,241,255

			$22,947,049

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 0.2%

Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 11/2/25(9)(14)	USD	5,025	$3,215,938

			$3,215,938

Luxembourg — 0.0%(7)

Gol Finance S.A., 8.00%, 6/30/26(9)	USD	1,380	$810,323

			$810,323

Mexico — 0.3%

Alpha Holding S.A. de CV:

9.00%, 2/10/25(9)(13)	USD	3,890	$58,350

10.00%, 12/19/22(9)(13)	USD	1,849	27,735

Braskem Idesa SAPI, 6.99%, 2/20/32(9)	USD	3,000	2,013,885

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(9)(13)	USD	1,124	691,183

Total Play Telecomunicaciones S.A. de CV, 7.50%, 11/12/25(9)	USD	2,010	1,703,186

Trust Fibra Uno, 4.869%, 1/15/30(9)	USD	1,277	965,029

			$5,459,368

Moldova — 0.2%

Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	5,849	$4,111,496

			$4,111,496

Morocco — 0.1%

OCP S.A., 5.125%, 6/23/51(9)	USD	2,770	$1,705,201

			$1,705,201

Nigeria — 0.3%

IHS Holding, Ltd., 5.625%, 11/29/26(9)	USD	1,740	$1,327,359

IHS Netherlands Holdco BV, 8.00%, 9/18/27(9)	USD	970	758,239

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(9)	USD	3,306	2,603,641

			$4,689,239

Paraguay — 0.2%

Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	4,435	$3,499,082

			$3,499,082

Peru — 0.0%(7)

PetroTal Corp., 12.00%, 2/16/24(1)(9)	USD	720	$736,200

			$736,200

Security		Principal Amount (000’s omitted)	Value

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(9)	USD	1,120	$958,322

			$958,322

South Africa — 0.2%

HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	2,994	$2,642,205

Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(9)(14)	USD	1,060	1,070,717

			$3,712,922

Turkey — 0.2%

Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	4,389	$3,504,468

			$3,504,468

Uzbekistan — 0.5%

Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	833	$718,213

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22	UZS	101,000,000	9,059,036

			$9,777,249

Total Foreign Corporate Bonds (identified cost $168,937,802)			$122,316,504

Loan Participation Notes — 2.2%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 2.2%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(9)(15)	UZS	293,470,000	$26,278,531

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(8)(9)(15)	UZS	165,429,043	14,801,493

Total Loan Participation Notes (identified cost $45,874,617)			$41,080,024

Reinsurance Side Cars — 0.6%
Security		Shares	Value

Eden Re II, Ltd.:

Series 2021A, 0.00%, 3/21/25(1)(8)(16)(17)		383,031	$293,019

Series 2022A, 0.00%, 3/20/26(1)(8)(16)(17)		1,100,000	989,010

Series 2022B, 0.00%, 3/20/26(1)(8)(16)(17)		2,400,000	2,165,520

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security		Shares	Value

Mt. Logan Re, Ltd., Series A-1(6)(8)(17)(18)		4,400	$3,539,270

Sussex Capital, Ltd.:

Designated Investment Series 16, 12/21(6)(8)(17)(18)		817	591,006

Series 16, Preference Shares(6)(8)(17)(18)		5,500	4,347,304

Total Reinsurance Side Cars (identified cost $13,783,031)			$11,925,129

Senior Floating-Rate Loans — 0.9%(19)
Borrower/Description		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(7)

Desa, LLC, Term Loan, 2.50%, 6/30/24(8)(20)		$843	$425,756

			$425,756

Luxembourg — 0.1%

Zacapa LLC, Term Loan, 7.803%, (SOFR + 4.25%), 3/22/29		$1,095	$1,048,531

			$1,048,531

Mexico — 0.8%

Petroleos Mexicanos, Term Loan, 6.35%, (1 mo. USD LIBOR + 3.00%), 6/28/24		$15,931	$15,373,415

			$15,373,415

Total Senior Floating-Rate Loans (identified cost $17,362,406)			$16,847,702

Sovereign Government Bonds — 36.8%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.1%

Albania Government International Bond:

3.50%, 10/9/25(9)	EUR	1,179	$1,058,582

3.50%, 6/16/27(9)	EUR	209	181,957

			$1,240,539

Argentina — 0.1%

Provincia de Cordoba, 6.875%, 12/10/25(9)(21)	USD	1,712	$1,309,862

			$1,309,862

Security		Principal Amount (000’s omitted)	Value

Armenia — 0.2%

Republic of Armenia:

3.60%, 2/2/31(9)	USD	2,895	$1,988,546

3.95%, 9/26/29(9)	USD	2,355	1,714,817

			$3,703,363

Bahrain — 0.4%

Kingdom of Bahrain, 5.45%, 9/16/32(9)	USD	10,100	$8,174,395

			$8,174,395

Barbados — 1.4%

Government of Barbados, 6.50%, 10/1/29(9)	USD	28,151	$25,411,177

			$25,411,177

Benin — 0.7%

Benin Government International Bond:

4.875%, 1/19/32(9)	EUR	6,529	$4,440,203

4.95%, 1/22/35(9)	EUR	2,320	1,426,153

6.875%, 1/19/52(9)	EUR	12,795	7,966,891

			$13,833,247

Colombia — 0.7%

Titulos De Tesoreria B:

7.00%, 3/26/31	COP	50,747,300	$6,897,090

7.00%, 6/30/32	COP	42,426,600	5,551,214

			$12,448,304

Costa Rica — 0.1%

Costa Rica Government Bond, 9.66%, 9/30/26(9)	CRC	684,200	$1,117,004

			$1,117,004

Dominican Republic — 2.0%

Dominican Republic:

8.00%, 1/15/27(9)	DOP	96,000	$1,505,930

8.00%, 2/12/27(9)	DOP	490,340	7,646,731

12.00%, 8/8/25(1)	DOP	373,380	6,586,008

12.75%, 9/23/29(1)	DOP	368,500	6,954,268

13.00%, 6/10/34(9)	DOP	613,300	11,220,551

Dominican Republic Central Bank Notes:

8.00%, 3/12/27(9)	DOP	31,580	470,665

12.00%, 10/3/25(1)	DOP	138,420	2,436,974

			$36,821,127

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Ecuador — 0.3%

Republic of Ecuador:

1.50% to 7/31/23, 7/31/40(9)(21)	USD	2,839	$809,519

1.50% to 7/31/23, 7/31/40(9)(21)	USD	10,433	3,483,961

5.50% to 7/31/23, 7/31/30(9)(21)	USD	2,450	1,313,095

			$5,606,575

Egypt — 0.9%

Arab Republic of Egypt:

6.375%, 4/11/31(9)	EUR	7,412	$4,446,826

7.50%, 2/16/61(9)	USD	17,193	9,645,273

7.903%, 2/21/48(9)	USD	586	332,239

8.15%, 11/20/59(9)	USD	1,129	653,571

8.70%, 3/1/49(9)	USD	1,260	753,785

8.75%, 9/30/51(9)	USD	2,013	1,203,472

8.875%, 5/29/50(9)	USD	711	424,722

			$17,459,888

El Salvador — 0.6%

Republic of El Salvador:

7.125%, 1/20/50(9)	USD	2,625	$921,247

7.625%, 2/1/41(9)	USD	1,259	450,636

7.75%, 1/24/23(9)	USD	10,490	9,571,743

			$10,943,626

Ethiopia — 0.2%

Ethiopia Government International Bond, 6.625%, 12/11/24(9)	USD	7,326	$3,814,722

			$3,814,722

Gabon — 0.5%

Gabon Government International Bond, 6.625%, 2/6/31(9)	USD	12,657	$8,934,576

			$8,934,576

Georgia — 0.1%

Georgia Government International Bond, 2.75%, 4/22/26(9)	USD	1,988	$1,694,583

			$1,694,583

Honduras — 1.4%

Honduras Government International Bond:

5.625%, 6/24/30(9)	USD	16,651	$11,433,687

6.25%, 1/19/27(9)	USD	2,710	2,144,837

Security		Principal Amount (000’s omitted)	Value

Honduras (continued)

Honduras Government International Bond: (continued)

7.50%, 3/15/24(9)(33)	USD	12,536	$12,536,019

			$26,114,543

Iceland — 0.5%

Republic of Iceland, 6.50%, 1/24/31	ISK	1,418,285	$9,952,596

			$9,952,596

India — 0.5%

Export-Import Bank of India:

2.25%, 1/13/31(9)	USD	10,000	$7,354,900

3.25%, 1/15/30(9)	USD	2,980	2,425,046

			$9,779,946

Indonesia — 0.1%

Indonesia Government International Bond, 4.65%, 9/20/32	USD	2,900	$2,690,158

			$2,690,158

Iraq — 1.1%

Republic of Iraq:

5.80%, 1/15/28(9)	USD	20,446	$17,451,713

6.752%, 3/9/23(9)	USD	3,408	3,363,321

			$20,815,034

Ivory Coast — 0.1%

Ivory Coast Government International Bond:

5.25%, 3/22/30(9)	EUR	1,119	$848,973

6.625%, 3/22/48(9)	EUR	764	480,723

			$1,329,696

Jordan — 0.3%

Kingdom of Jordan:

5.85%, 7/7/30(9)	USD	585	$486,293

7.375%, 10/10/47(9)	USD	6,567	4,947,144

			$5,433,437

Lebanon — 0.2%

Lebanese Republic:

5.80%, 4/14/20(9)(13)	USD	337	$21,056

6.00%, 1/27/23(9)(13)	USD	1,505	94,424

6.10%, 10/4/22(9)(13)	USD	5,758	367,072

6.15%, 6/19/20(13)	USD	448	27,270

6.20%, 2/26/25(9)(13)	USD	450	28,316

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Lebanon (continued)

Lebanese Republic: (continued)

6.25%, 5/27/22(13)	USD	750	$47,813

6.25%, 11/4/24(9)(13)	USD	7,663	483,765

6.25%, 6/12/25(9)(13)	USD	2,947	186,634

6.375%, 3/9/20(13)	USD	6,588	408,061

6.40%, 5/26/23(13)	USD	7,625	483,501

6.65%, 4/22/24(9)(13)	USD	7,602	480,305

6.65%, 11/3/28(9)(13)	USD	3,522	222,414

6.65%, 2/26/30(9)(13)	USD	453	28,371

6.75%, 11/29/27(9)(13)	USD	194	12,259

6.85%, 5/25/29(13)	USD	8,628	546,239

7.00%, 12/3/24(13)	USD	3,446	218,028

7.00%, 3/20/28(9)(13)	USD	5,356	333,818

7.05%, 11/2/35(9)(13)	USD	1,463	91,379

7.15%, 11/20/31(9)(13)	USD	4,621	286,179

8.20%, 5/17/33(13)	USD	1,595	99,384

8.25%, 4/12/21(9)(13)	USD	3,382	215,602

8.25%, 5/17/34(13)	USD	1,326	79,560

			$4,761,450

Macedonia — 0.7%

North Macedonia Government International Bond:

1.625%, 3/10/28(9)	EUR	9,553	$7,138,717

2.75%, 1/18/25(9)	EUR	2,570	2,319,309

3.675%, 6/3/26(9)	EUR	4,477	3,938,905

			$13,396,931

Mozambique — 0.3%

Mozambique Government International Bond, 5.00% to 9/15/23, 9/15/31(9)(21)	USD	8,238	$5,636,275

			$5,636,275

New Zealand — 0.6%

New Zealand Government Bond, 3.00%, 9/20/30(9)(22)	NZD	17,014	$10,515,229

			$10,515,229

Oman — 0.0%(7)

Oman Government International Bond, 6.75%, 1/17/48(9)	USD	1,130	$952,648

			$952,648

Pakistan — 0.2%

Pakistan Government International Bond:

6.00%, 4/8/26(9)	USD	2,622	$871,815

Security		Principal Amount (000’s omitted)	Value

Pakistan (continued)

Pakistan Government International Bond: (continued)

8.875%, 4/8/51(9)	USD	4,200	$1,319,325

Third Pakistan International Sukuk Co., Ltd. (The), 5.625%, 12/5/22(9)	USD	1,426	1,301,881

			$3,493,021

Peru — 1.3%

Peru Government Bond:

6.15%, 8/12/32	PEN	11,854	$2,537,902

6.95%, 8/12/31	PEN	91,366	21,106,045

			$23,643,947

Philippines — 0.9%

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,024,000	$16,066,800

			$16,066,800

Romania — 1.4%

Romania Government International Bond:

2.625%, 12/2/40(9)	EUR	894	$464,612

2.75%, 4/14/41(9)	EUR	1,699	887,131

3.375%, 1/28/50(9)	EUR	5,202	2,748,816

4.625%, 4/3/49(9)	EUR	9,940	6,448,362

5.00%, 9/27/26(9)	EUR	8,524	8,182,464

6.625%, 9/27/29(9)	EUR	8,340	7,910,114

			$26,641,499

Serbia — 3.8%

Serbia International Bond:

1.00%, 9/23/28(9)	EUR	10,718	$7,477,995

1.50%, 6/26/29(9)	EUR	18,418	12,817,810

1.65%, 3/3/33(9)	EUR	368	215,362

2.05%, 9/23/36(9)	EUR	109	59,822

3.125%, 5/15/27(9)	EUR	1,040	878,710

Serbia Treasury Bond:

4.50%, 8/20/32	RSD	1,539,040	9,982,903

5.875%, 2/8/28	RSD	4,951,760	38,902,339

			$70,334,941

South Africa — 3.1%

Republic of South Africa, 10.50%, 12/21/26	ZAR	998,381	$57,041,212

			$57,041,212

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

South Korea — 1.1%

Korea Treasury Bond, 1.875%, 12/10/24	KRW	31,500,000	$21,072,553

			$21,072,553

Sri Lanka — 0.7%

Sri Lanka Government International Bond:

5.75%, 4/18/23(9)(13)	USD	6,802	$1,596,294

6.20%, 5/11/27(9)(13)	USD	4,503	1,037,208

6.35%, 6/28/24(9)(13)	USD	2,360	554,365

6.75%, 4/18/28(9)(13)	USD	9,346	2,129,156

6.825%, 7/18/26(9)(13)	USD	12,809	3,042,891

6.85%, 3/14/24(9)(13)	USD	6,343	1,493,888

6.85%, 11/3/25(9)(13)	USD	2,892	698,239

7.55%, 3/28/30(9)(13)	USD	5,792	1,337,198

7.85%, 3/14/29(9)(13)	USD	2,800	647,700

			$12,536,939

Suriname — 2.0%

Republic of Suriname:

9.25%, 10/26/26(9)(13)	USD	44,764	$35,945,492

12.875%, 12/30/23(9)(13)	USD	1,385	1,121,850

			$37,067,342

Uganda — 0.1%

Uganda Government Bond:

10.00%, 9/7/23	UGX	5,761,400	$1,463,282

11.00%, 4/13/23	UGX	3,383,600	890,328

			$2,353,610

Ukraine — 3.0%

Ukraine Government Bond:

10.00%, 8/23/23(8)	UAH	39,841	$416,249

10.95%, 11/1/23(8)	UAH	25,660	268,090

11.67%, 11/22/23(8)	UAH	822,303	8,591,225

15.84%, 2/26/25(8)	UAH	3,871,788	43,340,911

15.97%, 4/19/23(8)	UAH	6,037	63,073

Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(6)(9)(23)	USD	9,576	2,435,636

			$55,115,184

United Arab Emirates — 0.6%

Finance Department Government of Sharjah, 4.00%, 7/28/50(9)	USD	19,846	$11,527,549

			$11,527,549

Security		Principal Amount (000’s omitted)	Value

Uruguay — 1.1%

Uruguay Government Bond:

3.70%, 6/26/37	UYU	51,105	$1,241,251

3.875%, 7/2/40(22)	UYU	639,130	15,867,717

Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	151,660	3,106,775

			$20,215,743

Uzbekistan — 0.1%

National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	326	$286,472

Republic of Uzbekistan, 14.50%, 11/25/23(9)	UZS	16,470,000	1,481,901

			$1,768,373

Vietnam — 2.1%

Vietnam Government International Bond, 4.80%, 11/19/24(9)	USD	39,614	$38,326,543

			$38,326,543

Zambia — 1.2%

Zambia Government Bond:

11.00%, 1/25/26	ZMW	183,205	$7,536,662

11.00%, 12/27/26	ZMW	72,160	2,682,093

12.00%, 3/22/28	ZMW	18,620	634,946

12.00%, 5/31/28	ZMW	8,430	282,923

12.00%, 11/1/28	ZMW	20,900	683,287

12.00%, 2/21/29	ZMW	47,920	1,529,482

13.00%, 12/27/31	ZMW	40,570	1,229,084

14.00%, 12/5/31	ZMW	4,600	148,236

Zambia Government International Bond, 5.375%, 9/20/22(9)(13)	USD	12,572	4,319,613

8.50%, 4/14/24(9)(13)	USD	4,696	1,902,021

8.97%, 7/30/27(9)(13)	USD	1,527	614,871

			$21,563,218

Total Sovereign Government Bonds (identified cost $973,840,916)			$682,659,405

Sovereign Loans — 4.5%
Borrower/Description		Principal Amount (000’s omitted)	Value

Ivory Coast — 0.2%

Republic of Ivory Coast, Term Loan, 5.991%, (6 mo. EURIBOR + 5.75%), 1/6/28(2)	EUR	2,665	$2,641,395

			$2,641,395

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Borrower/Description		Principal Amount (000’s omitted)	Value

Kenya — 0.6%

Government of Kenya:

Term Loan, 9.312%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	USD	10,449	$10,439,147

Term Loan, 11.025%, (3 mo. USD LIBOR + 6.70%), 10/24/24(2)	USD	1,162	1,152,481

			$11,591,628

Macedonia — 0.1%

Republic of Macedonia, Term Loan, 4.534%, (6 mo. EURIBOR + 4.50%), 12/16/22(2)(24)	EUR	1,100	$1,088,717

			$1,088,717

Nigeria — 0.5%

Bank of Industry Limited, Term Loan, 9.27%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(24)	USD	9,545	$9,441,652

			$9,441,652

Tanzania — 3.1%

Government of the United Republic of Tanzania, Term Loan, 8.232%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	USD	58,755	$58,170,564

			$58,170,564

Total Sovereign Loans (identified cost $84,210,803)			$82,933,956

U.S. Government Agency Mortgage-Backed Securities — 2.1%
Security		Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

2.675%, (COF + 2.43%), with maturity at 2023(25)		$2	$1,669

2.848%, (COF + 1.25%), with maturity at 2035(25)		438	426,647

3.68%, (1 yr. CMT + 2.31%), with maturity at 2036(25)		557	566,021

4.06%, (COF + 1.25%), with maturity at 2029(25)		6	6,102

4.426%, (COF + 1.25%), with maturity at 2030(25)		129	131,405

4.50%, with maturity at 2035		123	119,633

6.00%, with various maturities to 2035		3,045	3,117,016

6.50%, with various maturities to 2032		3,368	3,486,066

6.60%, with maturity at 2030		329	338,264

7.00%, with various maturities to 2036		4,230	4,398,663

7.31%, with maturity at 2026		3	3,031

7.50%, with various maturities to 2035		1,559	1,625,597

8.00%, with various maturities to 2030		312	317,433

8.50%, with maturity at 2025		4	3,708

Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.: (continued)

9.00%, with various maturities to 2027	$19		$19,059

9.50%, with maturity at 2027	9		9,339

Federal National Mortgage Association:

1.96%, (COF + 1.30%), with maturity at 2024(25)	126		124,705

1.965%, (COF + 1.30%), with maturity at 2033(25)	440		420,079

2.269%, (COF + 1.40%), with maturity at 2025(25)	86		84,596

2.319%, (1 yr. CMT + 2.15%), with maturity at 2028(25)	61		61,261

2.455%, (COF + 1.35%), with maturity at 2027(25)	26		25,185

2.469%, (COF + 1.60%), with maturity at 2024(25)	41		40,413

3.155%, (COF + 1.25%), with maturity at 2034(25)	137		137,136

3.238%, (COF + 1.25%), with maturity at 2035(25)	410		410,552

6.00%, with various maturities to 2035	10,097		10,346,127

6.334%, (COF + 2.00%), with maturity at 2032(25)	202		210,396

6.50%, with various maturities to 2038	3,721		3,825,372

7.00%, with various maturities to 2035	6,334		6,601,720

7.50%, with various maturities to 2027	8		8,007

7.725%, (1 yr. CMT + 2.23%), with maturity at 2025(25)	5		5,576

8.00%, with maturity at 2026	0	(32)	185

8.50%, with various maturities to 2037	827		878,963

9.00%, with various maturities to 2032	67		69,792

9.50%, with various maturities to 2031	19		19,641

11.50%, with maturity at 2031	78		86,537

Federal National Mortgage Association, 4.152%, (COF + 1.79%), with maturity at 2035(25)	864		875,420

Government National Mortgage Association:

2.00%, (1 yr. CMT + 1.50%), with maturity at 2024(25)	42		40,887

6.50%, with various maturities to 2032	153		157,577

7.00%, with various maturities to 2031	287		296,311

7.50%, with various maturities to 2028	29		29,486

8.00%, with maturity at 2023	3		3,206

9.00%, with maturity at 2025	2		1,973

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $42,583,647)			$39,330,756

U.S. Government Guaranteed Small Business Administration Loans(26)(27) — 0.6%
Security	Principal Amount (000’s omitted)		Value

1.66%, 8/15/42 to 4/15/43	$6,800		$342,374

1.91%, 9/15/42 to 2/15/43	7,724		449,431

1.93%, 3/15/41 to 5/15/42	1,988		120,324

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

1.96%, 9/15/42	$2,740	$157,034

2.16%, 2/15/42 to 4/15/43	8,760	588,937

2.24%, 10/4/23 to 8/25/42(28)	7,768	620,755

2.28%, 3/15/43	2,621	207,816

2.33%, 12/28/26 to 8/17/42(28)	18,886	1,162,625

2.36%, 9/15/42	1,853	136,492

2.38%, 2/15/41	619	40,913

2.39%, 7/15/39	935	60,172

2.41%, 7/15/42 to 4/15/43	17,734	1,361,729

2.46%, 1/15/43	1,421	129,736

2.66%, 4/15/43	4,347	377,892

2.71%, 8/15/27 to 9/15/42	4,199	353,542

2.91%, 10/15/42 to 4/15/43	8,823	859,128

2.93%, 4/15/42	902	92,264

2.96%, 7/15/27 to 12/15/42	4,875	378,415

3.16%, 9/15/42 to 4/15/43	4,058	465,601

3.21%, 6/15/27 to 3/15/43	4,405	397,983

3.41%, 3/15/43 to 4/15/43	5,771	615,883

3.46%, 3/15/27 to 9/15/42	4,095	410,713

3.66%, 1/15/43 to 6/15/43	6,096	780,335

3.71%, 3/15/28 to 10/15/42	7,773	709,300

3.78%, 5/15/27 to 6/15/42	2,930	310,559

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $18,850,568)		$11,129,953

U.S. Treasury Obligations — 2.3%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond, 1.75%, 8/15/41(29)	$55,958	$36,547,569

U.S. Treasury Inflation-Protected Bond, 0.125%, 2/15/52(30)	8,937	5,741,725

Total U.S. Treasury Obligations (identified cost $50,949,146)		$42,289,294

Warrants — 0.0%(7)
Security	Shares	Value

IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(6)	201,760	$39,848

Total Warrants (identified cost $0)		$39,848

Miscellaneous — 0.0%
Security		Shares	Value

Financial Intermediaries — 0.0%

Alpha Holding S.A., Escrow Certificates(6)(8)		3,698,000	$0

Alpha Holding S.A., Escrow Certificates(6)(8)		7,780,000	0

Total Miscellaneous (identified cost $0)			$0

Short-Term Investments — 37.0%
Affiliated Fund — 11.1%
Security		Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(31)		205,847,417	$205,847,417

Total Affiliated Fund (identified cost $205,847,417)			$205,847,417

Repurchase Agreements — 1.2%
Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC:

Dated 10/6/22 with an interest rate of 0.00%, collateralized by EUR 4,000,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $3,659,349(34)	EUR	3,875	$3,829,468

Dated 10/6/22 with an interest rate of 0.35%, collateralized by EUR 4,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,313,660(34)	EUR	3,550	3,508,286

Dated 10/12/22 with an interest rate of 0.15% payable by the Portfolio, collateralized by EUR 2,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $1,723,924(34)	EUR	1,808	1,786,261

Dated 10/13/22 with an interest rate of 0.00%, collateralized by EUR 1,200,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $994,098(34)	EUR	1,052	1,039,145

Dated 10/14/22 with an interest rate of 0.10% payable by the Portfolio, collateralized by EUR 2,000,000 Republic of Poland, 1.50%, due 1/19/26 and a market value, including accrued interest, of $1,894,219(34)	EUR	2,015	1,991,323

Dated 10/17/22 with an interest rate of 0.05% payable by the Portfolio, collateralized by EUR 4,000,000 Republic of Poland, 1.375%, due 10/22/27 and a market value, including accrued interest, of $3,525,878(34)	EUR	3,785	3,740,525

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Description		Principal Amount (000’s omitted)	Value

Barclays Bank PLC: (continued)

Dated 10/26/22 with an interest rate of 2.75%, collateralized by USD 6,000,000 Ghana Government International Bond, 6.375%, due 2/11/27 and a market value, including accrued interest, of $1,935,070(34)	USD	2,018	$2,017,500

Nomura International PLC:

Dated 10/24/22 with an interest rate of 2.15%, collateralized by EUR 1,974,000 Republic of Poland, 1.50%, due 9/9/25 and a market value, including accrued interest, of $1,859,187(34)	USD	1,933	1,932,961

Dated 10/24/22 with an interest rate of 2.15%, collateralized by EUR 790,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $722,746(34)	USD	747	746,961

Dated 10/25/22 with an interest rate of 2.15%, collateralized by EUR 1,956,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,620,280(34)	USD	1,665	1,664,554

Total Repurchase Agreements (identified cost $22,102,254)			$22,256,984

Sovereign Government Securities — 5.6%
Security		Principal Amount (000’s omitted)	Value

Israel — 4.6%

Bank of Israel Treasury Bill:

0.00%, 12/7/22	ILS	106,768	$30,173,317

0.00%, 12/7/22	ILS	182,431	51,556,139

0.00%, 1/4/23	ILS	5,337	1,504,306

0.00%, 1/4/23	ILS	5,337	1,504,305

0.00%, 1/4/23	ILS	3,755	1,058,373

			$85,796,440

Uganda — 0.8%

Uganda Treasury Bill:

0.00%, 3/30/23	UGX	29,078,200	$7,299,499

0.00%, 4/13/23	UGX	12,394,200	3,093,697

0.00%, 5/25/23	UGX	12,732,200	3,124,536

			$13,517,732

Security		Principal Amount (000’s omitted)	Value

Ukraine — 0.2%

Ukraine Treasury Bill, 0.00%, 3/1/23(8)	UAH	173,920	$4,103,850

			$4,103,850

Total Sovereign Government Securities (identified cost $108,304,292)			$103,418,022

U.S. Treasury Obligations — 19.1%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 11/1/22(29)		$150,000	$150,000,000

0.00%, 11/8/22(29)		28,840	28,825,062

0.00%, 11/15/22(29)		26,060	26,029,648

0.00%, 12/6/22		150,000	149,487,578

Total U.S. Treasury Obligations (identified cost $343,438,483)			$354,342,288

Total Short-Term Investments (identified cost $679,692,446)			$685,864,711

Total Purchased Options — 0.0%(7) (identified cost $1,284,303)			$21

Total Investments — 100.3% (identified cost $2,246,931,521)			$1,861,117,642

Securities Sold Short — (4.2)%

Exchange-Traded Funds — (3.0)%
Security		Shares	Value

United States — (3.0)%

iShares JP Morgan USD Emerging Markets Bond ETF		(710,600)	$(56,066,340)

Total Exchange-Traded Funds (proceeds $59,162,749)			$(56,066,340)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Sovereign Government Bonds — (1.2)%
Security		Principal Amount (000’s omitted)	Value

Ghana — (0.1)%

Ghana Government International Bond, 6.375%, 2/11/27(9)	USD	(6,000)	$(1,850,070)

			$(1,850,070)

Poland — (1.1)%

Republic of Poland

1.00%, 3/7/29(9)	EUR	(7,156)	$(5,881,832)

1.125%, 8/7/26(9)	EUR	(4,790)	(4,369,523)

1.375%, 10/22/27(9)	EUR	(4,000)	(3,524,389)

1.50%, 9/9/25(9)	EUR	(1,974)	(1,854,887)

1.50%, 1/19/26(9)	EUR	(2,000)	(1,870,988)

2.75%, 5/25/32(9)	EUR	(2,000)	(1,700,098)

			$(19,201,717)

Total Sovereign Government Bonds (proceeds $20,817,246)			$(21,051,787)

Total Securities Sold Short (proceeds $79,979,995)			$(77,118,127)

Other Assets, Less Liabilities — 3.9%			$71,794,029

Net Assets — 100.0%			$1,855,793,544

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $94,463,149 or 5.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2022.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2022.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2022.

(6)	Non-income producing security.

(7)	Amount is less than 0.05%.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of these securities is $498,659,584 or 26.9% of the Portfolio’s net assets.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at October 31, 2022.

(12)	Security converts to variable rate after the indicated fixed-rate coupon period.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(16)	Quantity held represents principal in USD.

(17)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(18)	Restricted security (see Note 5).

(19)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(20)	Fixed-rate loan.

(21)	Step coupon security. Interest rate represents the rate in effect at October 31, 2022.

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

(22)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(23)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(24)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(25)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2022.

(26)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(27)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(28)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2022 of all interest only securities comprising the certificate.

(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(30)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(31)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.

(32)	Principal amount is less than $500.

(33)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(34)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Purchased Call Options — 0.0%(1)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	623,900,000	1.06%	12/19/22	$6

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	304,600,000	1.09	1/4/23	15

Total						$21

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	13,325,728	USD	2,470,014	11/4/22	$109,110

BRL	13,069,000	USD	2,502,609	11/4/22	26,827

BRL	12,574,000	USD	2,407,387	11/4/22	26,244

BRL	2,056,440	USD	380,256	11/4/22	17,757

USD	7,889,455	BRL	41,025,168	11/4/22	(50,750)

USD	16,054,566	ZAR	275,865,616	11/18/22	1,055,112

USD	2,718,078	ZAR	46,704,738	11/18/22	178,633

USD	4,124,288	PHP	243,300,000	11/21/22	(62,374)

USD	4,767,148	PHP	281,400,000	11/21/22	(75,131)

USD	5,626,970	PHP	317,800,000	11/25/22	161,735

USD	5,626,173	PHP	317,800,000	11/25/22	160,938

USD	5,426,370	PHP	307,100,000	11/25/22	145,144

USD	4,518,574	PHP	255,200,000	11/25/22	129,876

USD	4,517,934	PHP	255,200,000	11/25/22	129,236

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	4,684,292	PHP	265,084,095	11/25/22	$125,617

USD	4,359,119	PHP	246,700,000	11/25/22	116,597

USD	3,762,149	PHP	212,900,000	11/25/22	100,888

BRL	41,025,168	USD	7,840,752	12/2/22	52,307

USD	4,976,207	PHP	294,900,000	12/2/22	(89,688)

USD	5,176,629	PHP	307,000,000	12/2/22	(97,124)

USD	7,615,257	PHP	451,600,000	12/2/22	(142,485)

AUD	23,000,000	USD	15,566,860	12/21/22	(831,505)

AUD	23,512,527	USD	15,913,984	12/21/22	(850,270)

COP	1,430,747,226	USD	320,221	12/21/22	(32,985)

COP	4,983,410,941	USD	1,115,356	12/21/22	(114,888)

EUR	1,157,895	USD	1,143,783	12/21/22	5,184

EUR	512,508	USD	505,361	12/21/22	3,196

EUR	37,283	USD	36,763	12/21/22	233

EUR	1,940,146	USD	1,928,697	12/21/22	(3,511)

EUR	6,646,671	USD	6,607,449	12/21/22	(12,030)

EUR	10,965,836	USD	10,901,126	12/21/22	(19,847)

IDR	111,190,000,000	USD	7,083,970	12/21/22	20,439

IDR	97,355,000,000	USD	6,203,326	12/21/22	17,105

IDR	87,150,000,000	USD	5,552,823	12/21/22	15,567

IDR	84,300,000,000	USD	5,372,986	12/21/22	13,305

IDR	77,601,314,897	USD	4,946,392	12/21/22	11,892

IDR	11,000,825,412	USD	734,899	12/21/22	(32,009)

IDR	96,495,817,000	USD	6,312,969	12/21/22	(147,435)

KRW	7,899,000,000	USD	5,676,934	12/21/22	(137,717)

KRW	10,132,000,000	USD	7,278,788	12/21/22	(173,667)

KRW	11,659,000,000	USD	8,397,622	12/21/22	(221,684)

NZD	6,892,773	USD	4,142,557	12/21/22	(132,093)

NZD	25,450,000	USD	15,295,450	12/21/22	(487,723)

PEN	8,358,992	USD	2,081,941	12/21/22	4,580

USD	9,276,578	CLP	8,891,600,000	12/21/22	(70,488)

USD	5,102,999	CLP	5,010,890,000	12/21/22	(164,570)

USD	9,614,949	COP	43,098,048,000	12/21/22	962,600

USD	4,621,921	COP	20,717,297,000	12/21/22	462,723

USD	4,083,093	COP	18,302,057,000	12/21/22	408,779

USD	4,028,080	COP	18,101,062,000	12/21/22	394,117

USD	2,292,736	COP	10,302,639,992	12/21/22	224,382

USD	1,936,304	COP	8,701,208,000	12/21/22	189,453

USD	1,710,568	COP	7,686,814,000	12/21/22	167,366

USD	1,102,122	COP	4,952,495,000	12/21/22	107,861

USD	973,636	COP	4,375,129,000	12/21/22	95,286

USD	2,455,263	COP	12,129,000,000	12/21/22	20,249

USD	192,395	COP	862,390,000	12/21/22	19,262

USD	2,444,560	COP	12,128,000,000	12/21/22	9,747

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	2,442,699	COP	12,128,000,000	12/21/22	$7,886

USD	80,602	COP	362,202,000	12/21/22	7,886

USD	45,877	COP	206,155,226	12/21/22	4,490

USD	2,052,700	COP	10,205,000,000	12/21/22	3,948

USD	51,451,452	EUR	51,133,440	12/21/22	712,296

USD	44,423,602	EUR	44,149,028	12/21/22	615,002

USD	14,641,248	EUR	14,550,753	12/21/22	202,694

USD	11,645,591	EUR	11,573,612	12/21/22	161,222

USD	11,068,412	EUR	11,000,000	12/21/22	153,232

USD	9,483,014	EUR	9,424,401	12/21/22	131,283

USD	9,217,008	EUR	9,160,039	12/21/22	127,601

USD	8,251,451	EUR	8,200,450	12/21/22	114,233

USD	6,828,961	EUR	6,786,752	12/21/22	94,540

USD	4,553,724	EUR	4,525,578	12/21/22	63,042

USD	4,436,722	EUR	4,409,299	12/21/22	61,422

USD	4,028,564	EUR	4,003,664	12/21/22	55,772

USD	3,571,727	EUR	3,549,651	12/21/22	49,447

USD	17,434,867	EUR	17,538,361	12/21/22	31,742

USD	2,205,571	EUR	2,191,939	12/21/22	30,534

USD	1,952,212	EUR	1,940,146	12/21/22	27,027

USD	1,559,640	EUR	1,550,000	12/21/22	21,592

USD	7,627,523	EUR	7,672,800	12/21/22	13,887

USD	222,151	EUR	220,778	12/21/22	3,075

USD	191,487	EUR	190,303	12/21/22	2,651

USD	1,151,062	EUR	1,157,895	12/21/22	2,096

USD	546,707	EUR	549,791	12/21/22	1,155

USD	569,989	EUR	573,373	12/21/22	1,038

USD	8,193,813	IDR	122,082,900,000	12/21/22	393,409

USD	7,910,850	IDR	117,824,200,000	12/21/22	382,553

USD	7,958,606	IDR	119,243,800,000	12/21/22	339,605

USD	4,430,130	IDR	66,016,200,000	12/21/22	212,070

USD	3,010,897	IDR	45,011,700,000	12/21/22	134,905

USD	2,900,906	IDR	43,430,040,309	12/21/22	125,973

USD	2,778,348	IDR	41,595,210,550	12/21/22	120,651

USD	953,049	IDR	14,202,000,000	12/21/22	45,622

USD	9,986,207	INR	800,000,000	12/21/22	378,631

USD	5,471,913	INR	438,170,000	12/21/22	209,724

USD	4,994,849	INR	400,000,000	12/21/22	191,061

USD	1,049,953	KRW	1,500,000,000	12/21/22	(1,931)

USD	20,921,095	KRW	29,842,520,000	12/21/22	(6,136)

USD	11,650,987	NZD	19,386,001	12/21/22	371,513

USD	4,142,557	NZD	6,892,773	12/21/22	132,093

USD	14,077,531	PEN	55,053,000	12/21/22	335,540

USD	6,144,678	PEN	24,144,284	12/21/22	117,930

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	5,591,973	PEN	21,958,000	12/21/22	$110,952

BRL	22,621,000	USD	4,137,334	1/4/23	184,419

BRL	14,396,832	USD	2,635,142	1/4/23	115,381

IDR	47,741,000,000	USD	3,130,270	1/11/23	(83,452)

IDR	50,866,000,000	USD	3,333,290	1/11/23	(87,035)

IDR	57,225,000,000	USD	3,753,936	1/11/23	(101,851)

JPY	2,994,331,969	USD	20,960,844	1/12/23	(632,669)

USD	2,113,362	JPY	301,901,352	1/12/23	63,788

USD	1,925,068	JPY	275,390,000	1/12/23	55,477

USD	4,910,317	PHP	289,910,000	1/26/23	(44,656)

USD	5,169,681	PHP	305,890,000	1/26/23	(58,413)

USD	5,001,705	IDR	76,251,000,000	7/11/23	180,770

USD	2,871,294	IDR	43,770,000,000	7/11/23	103,955

USD	2,350,682	IDR	35,811,000,000	7/11/23	86,548

					$7,816,593

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	947,511	USD	931,294	Goldman Sachs International	11/1/22	$5,083	$—

KZT	228,587,089	USD	473,756	Citibank, N.A.	11/1/22	15,567	—

KZT	228,587,090	USD	473,756	Citibank, N.A.	11/1/22	15,567	—

KZT	63,101,054	USD	130,779	Citibank, N.A.	11/1/22	4,297	—

KZT	63,101,056	USD	130,779	Citibank, N.A.	11/1/22	4,297	—

USD	951,481	EUR	947,511	JPMorgan Chase Bank, N.A.	11/1/22	15,103	—

USD	134,765	KZT	63,101,054	Citibank, N.A.	11/1/22	—	(312)

USD	134,765	KZT	63,101,056	Citibank, N.A.	11/1/22	—	(312)

USD	488,194	KZT	228,587,090	Citibank, N.A.	11/1/22	—	(1,129)

USD	488,194	KZT	228,587,091	Citibank, N.A.	11/1/22	—	(1,129)

EUR	2,587,306	USD	2,556,093	Bank of America, N.A.	11/4/22	1,160	—

EUR	496,289	USD	499,739	Bank of America, N.A.	11/4/22	—	(9,215)

EUR	487,303	USD	488,332	HSBC Bank USA, N.A.	11/4/22	—	(6,689)

EUR	3,684,014	USD	3,575,004	UBS AG	11/4/22	66,218	—

EUR	3,385,381	USD	3,323,628	UBS AG	11/4/22	22,430	—

EUR	515,556	USD	501,595	UBS AG	11/4/22	7,972	—

EUR	116,589	USD	114,515	UBS AG	11/4/22	721	—

EUR	1,616,460	USD	1,610,718	UBS AG	11/4/22	—	(13,034)

EUR	920,800	USD	925,484	UBS AG	11/4/22	—	(15,380)

USD	2,129,156	EUR	2,136,685	Bank of America, N.A.	11/4/22	17,289	—

USD	186,066	EUR	188,338	Bank of America, N.A.	11/4/22	—	(84)

USD	97,371	EUR	98,804	Bank of America, N.A.	11/4/22	—	(286)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	522,917	EUR	538,093	Citibank, N.A.	11/4/22	$—	$(8,926)

USD	8,184,516	EUR	8,369,490	Goldman Sachs International	11/4/22	—	(87,758)

USD	3,045,638	EUR	3,130,298	Standard Chartered Bank	11/4/22	—	(48,300)

USD	4,660,189	EUR	4,766,445	Standard Chartered Bank	11/4/22	—	(50,892)

USD	8,995,420	EUR	9,232,500	State Street Bank and Trust Company	11/4/22	—	(129,841)

USD	81,335	EUR	83,779	UBS AG	11/4/22	—	(1,471)

USD	1,923,069	EUR	1,953,707	UBS AG	11/4/22	—	(7,945)

USD	1,265,914	EUR	1,289,801	UBS AG	11/4/22	—	(8,905)

USD	1,209,210	EUR	1,235,914	UBS AG	11/4/22	—	(12,349)

USD	1,324,840	EUR	1,365,622	UBS AG	11/4/22	—	(24,919)

EUR	1,157,300	USD	1,138,006	JPMorgan Chase Bank, N.A.	11/7/22	6,085	—

KZT	562,736,949	USD	1,157,300	JPMorgan Chase Bank, N.A.	11/7/22	45,166	—

KZT	560,421,179	USD	1,161,495	JPMorgan Chase Bank, N.A.	11/7/22	36,023	—

TRY	76,942,042	USD	4,023,219	Standard Chartered Bank	11/7/22	98,220	—

USD	1,157,337	EUR	1,157,300	JPMorgan Chase Bank, N.A.	11/7/22	13,246	—

USD	2,782,134	TRY	53,642,042	Standard Chartered Bank	11/7/22	—	(91,229)

USD	1,153,334	TRY	23,300,000	Standard Chartered Bank	11/7/22	—	(94,742)

USD	895,333	ARS	157,489,000	Bank of America, N.A.	11/14/22	—	(75,043)

USD	3,374,003	ARS	577,798,000	Goldman Sachs International	11/14/22	—	(186,124)

USD	531,321	ZMW	9,749,738	Standard Chartered Bank	11/16/22	—	(69,762)

USD	10,216,622	CNH	70,000,000	Standard Chartered Bank	11/17/22	667,010	—

USD	7,311,047	CNH	49,300,000	Standard Chartered Bank	11/17/22	585,392	—

USD	7,785,171	CNH	53,280,000	Standard Chartered Bank	11/17/22	516,553	—

EUR	2,807,762	USD	2,761,128	UBS AG	11/18/22	16,759	—

KZT	346,056,639	USD	701,940	Citibank, N.A.	11/18/22	34,625	—

KZT	345,846,057	USD	701,940	Citibank, N.A.	11/18/22	34,177	—

KZT	345,705,669	USD	701,940	Citibank, N.A.	11/18/22	33,878	—

KZT	345,530,184	USD	701,940	Citibank, N.A.	11/18/22	33,505	—

USD	1,436,770	EUR	1,403,881	Standard Chartered Bank	11/18/22	47,827	—

USD	1,424,933	EUR	1,403,881	Standard Chartered Bank	11/18/22	35,990	—

USD	759,346	PHP	44,820,000	Standard Chartered Bank	11/21/22	—	(11,908)

EUR	1,120,488	USD	1,102,627	Citibank, N.A.	11/22/22	6,256	—

KZT	275,976,093	USD	560,244	Citibank, N.A.	11/22/22	26,324	—

KZT	275,639,947	USD	560,244	Citibank, N.A.	11/22/22	25,609	—

USD	1,132,442	EUR	1,120,488	UBS AG	11/22/22	23,559	—

USD	1,958,615	KES	262,944,069	ICBC Standard Bank plc	11/23/22	—	(183,710)

USD	1,958,615	KES	262,944,069	ICBC Standard Bank plc	11/23/22	—	(183,710)

EUR	467,683	USD	460,384	UBS AG	11/25/22	2,555	—

KZT	226,358,658	USD	467,683	JPMorgan Chase Bank, N.A.	11/25/22	12,914	—

USD	469,692	EUR	467,683	Standard Chartered Bank	11/25/22	6,753	—

EUR	2,801,219	USD	2,757,963	Citibank, N.A.	11/28/22	15,438	—

KZT	1,378,900,038	USD	2,801,219	Citibank, N.A.	11/28/22	123,300	—

KZT	549,879,284	USD	1,120,488	Citibank, N.A.	11/28/22	45,755	—

KZT	548,758,796	USD	1,120,488	Citibank, N.A.	11/28/22	43,379	—

USD	2,820,542	EUR	2,801,219	UBS AG	11/28/22	47,140	—

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	750,332	USD	738,978	JPMorgan Chase Bank, N.A.	12/2/22	$4,116	$—

KZT	365,224,045	USD	750,332	JPMorgan Chase Bank, N.A.	12/2/22	23,178	—

KZT	105,048,425	USD	215,816	JPMorgan Chase Bank, N.A.	12/2/22	6,667	—

USD	752,906	EUR	750,332	Standard Chartered Bank	12/2/22	9,812	—

KZT	1,540,774,890	USD	3,154,094	JPMorgan Chase Bank, N.A.	12/6/22	103,938	—

KZT	461,173,278	USD	948,428	JPMorgan Chase Bank, N.A.	12/6/22	26,741	—

KZT	885,837,456	USD	1,810,603	Citibank, N.A.	12/7/22	61,793	—

USD	85,219,236	ILS	289,200,000	Citibank, N.A.	12/8/22	3,190,971	—

SGD	7,570,000	USD	5,257,989	Goldman Sachs International	12/12/22	90,857	—

SGD	5,550,000	USD	3,853,110	Goldman Sachs International	12/12/22	68,435	—

SGD	11,520,000	USD	8,122,343	Goldman Sachs International	12/12/22	17,513	—

SGD	6,590,000	USD	4,641,630	Standard Chartered Bank	12/12/22	14,763	—

SGD	5,810,000	USD	4,092,745	Standard Chartered Bank	12/12/22	12,512	—

SGD	11,400,000	USD	8,116,623	Standard Chartered Bank	12/12/22	—	(61,558)

SGD	13,000,000	USD	9,258,831	Standard Chartered Bank	12/12/22	—	(73,230)

SGD	11,500,000	USD	8,102,894	UBS AG	12/12/22	22,830	—

SGD	10,000,000	USD	7,046,506	UBS AG	12/12/22	19,340	—

USD	774,096	ARS	142,511,000	Bank of America, N.A.	12/12/22	—	(38,490)

KZT	566,500,108	USD	1,157,895	JPMorgan Chase Bank, N.A.	12/13/22	36,673	—

KZT	565,631,687	USD	1,157,895	JPMorgan Chase Bank, N.A.	12/13/22	34,842	—

USD	708,428	ZMW	13,141,337	ICBC Standard Bank plc	12/13/22	—	(96,691)

USD	885,535	ZMW	16,152,155	ICBC Standard Bank plc	12/13/22	—	(104,045)

ZMW	13,259,972	USD	729,572	ICBC Standard Bank plc	12/13/22	82,815	—

EUR	4,406,024	PLN	21,151,116	Standard Chartered Bank	12/14/22	—	(33,344)

EUR	4,406,024	PLN	21,151,117	Standard Chartered Bank	12/14/22	—	(33,344)

USD	345,403	TRY	6,888,019	Standard Chartered Bank	12/14/22	—	(12,822)

USD	6,080,303	TRY	119,599,916	Standard Chartered Bank	12/14/22	—	(139,716)

USD	8,067,303	ZAR	149,422,000	Standard Chartered Bank	12/14/22	—	(40,785)

USD	8,047,494	ZAR	149,422,000	Standard Chartered Bank	12/14/22	—	(60,594)

ZAR	288,251,716	USD	16,411,073	Standard Chartered Bank	12/14/22	—	(769,667)

EUR	1,736,842	USD	1,711,893	JPMorgan Chase Bank, N.A.	12/15/22	10,493	—

KZT	851,921,215	USD	1,736,842	JPMorgan Chase Bank, N.A.	12/15/22	58,167	—

USD	1,747,719	EUR	1,736,842	Bank of America, N.A.	12/15/22	25,333	—

USD	5,360,432	ZAR	97,500,000	Bank of America, N.A.	12/15/22	70,183	—

USD	29,772,916	ZAR	530,225,858	State Street Bank and Trust Company	12/15/22	1,003,410	—

USD	19,957,585	ZAR	352,401,052	State Street Bank and Trust Company	12/15/22	836,669	—

USD	15,040,163	ZAR	264,300,789	State Street Bank and Trust Company	12/15/22	699,476	—

USD	10,026,775	ZAR	176,200,526	State Street Bank and Trust Company	12/15/22	466,318	—

USD	8,259,467	ZAR	147,092,855	State Street Bank and Trust Company	12/15/22	278,362	—

USD	5,536,543	ZAR	97,761,503	State Street Bank and Trust Company	12/15/22	232,105	—

USD	4,172,374	ZAR	73,321,127	State Street Bank and Trust Company	12/15/22	194,046	—

USD	2,781,583	ZAR	48,880,751	State Street Bank and Trust Company	12/15/22	129,364	—

USD	24,358,948	ZAR	439,956,000	UBS AG	12/15/22	487,392	—

ZAR	13,943,614	USD	789,671	State Street Bank and Trust Company	12/15/22	—	(33,105)

ZAR	13,943,614	USD	793,468	State Street Bank and Trust Company	12/15/22	—	(36,902)

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

ZAR	13,943,614	USD	793,468	State Street Bank and Trust Company	12/15/22	$—	$(36,902)

ZAR	42,364,787	USD	2,378,841	State Street Bank and Trust Company	12/15/22	—	(80,172)

CZK	262,400,000	EUR	10,579,617	UBS AG	12/16/22	70,187	—

EUR	10,534,497	CZK	262,400,000	UBS AG	12/16/22	—	(114,936)

MXN	5,737,351	USD	282,748	Goldman Sachs International	12/21/22	4,355	—

MXN	262,621,418	USD	12,912,593	UBS AG	12/21/22	229,246	—

MXN	252,080,158	USD	12,419,916	UBS AG	12/21/22	194,428	—

THB	95,886,066	USD	2,542,810	Standard Chartered Bank	12/21/22	—	(12,389)

USD	25,479,471	MXN	520,438,928	Standard Chartered Bank	12/21/22	—	(563,815)

USD	3,168,014	MYR	14,500,000	Barclays Bank PLC	12/21/22	100,246	—

USD	30,822,254	MYR	139,332,000	Goldman Sachs International	12/21/22	1,343,758	—

USD	3,560,118	MYR	16,300,000	Goldman Sachs International	12/21/22	111,524	—

USD	3,169,399	MYR	14,500,000	Goldman Sachs International	12/21/22	101,631	—

USD	14,636,526	THB	536,250,000	Standard Chartered Bank	12/21/22	484,955	—

USD	5,265,156	THB	192,810,000	Standard Chartered Bank	12/21/22	176,924	—

USD	1,521,264	THB	56,000,000	Standard Chartered Bank	12/21/22	43,431	—

USD	1,083,419	THB	39,886,066	Standard Chartered Bank	12/21/22	30,831	—

USD	3,908,529	THB	148,700,000	Standard Chartered Bank	12/21/22	—	(15,645)

USD	4,845,491	THB	184,400,000	Standard Chartered Bank	12/21/22	—	(20,802)

USD	10,346,514	THB	393,540,000	Standard Chartered Bank	12/21/22	—	(38,958)

CNH	57,640,000	USD	8,620,960	Standard Chartered Bank	12/22/22	—	(741,059)

CNH	65,240,000	USD	9,755,777	Standard Chartered Bank	12/22/22	—	(836,888)

USD	6,767,679	CNH	45,300,000	Bank of America, N.A.	12/22/22	574,766	—

USD	6,854,470	CNH	46,000,000	Bank of America, N.A.	12/22/22	565,861	—

USD	6,715,842	CNH	45,041,000	Bank of America, N.A.	12/22/22	558,337	—

USD	20,991,046	CNH	140,500,000	BNP Paribas	12/22/22	1,783,445	—

USD	6,157,820	CNH	41,200,000	BNP Paribas	12/22/22	525,413	—

USD	4,810,855	CNH	32,200,000	JPMorgan Chase Bank, N.A.	12/22/22	408,828	—

USD	7,403,887	CNH	49,700,000	Standard Chartered Bank	12/22/22	609,455	—

USD	6,870,922	CNH	46,000,000	Standard Chartered Bank	12/22/22	582,313	—

USD	5,736,438	CNH	38,400,000	Standard Chartered Bank	12/22/22	486,816	—

USD	5,036,293	CNH	33,700,000	Standard Chartered Bank	12/22/22	429,203	—

USD	4,101,477	ILS	14,416,282	Goldman Sachs International	1/4/23	—	(1,266)

USD	556,109	ZMW	9,271,734	Societe Generale	1/19/23	—	(6,764)

USD	2,344,847	ZMW	40,565,851	Goldman Sachs International	1/26/23	—	(113,198)

USD	703,454	ZMW	12,127,548	Societe Generale	1/26/23	—	(31,402)

USD	780,966	ZMW	13,413,090	Societe Generale	1/30/23	—	(30,910)

USD	1,660,316	AED	6,100,000	Standard Chartered Bank	2/10/23	—	(288)

USD	539,264	ZMW	10,281,059	Societe Generale	2/17/23	—	(79,797)

AED	475,000,000	USD	129,378,439	Standard Chartered Bank	3/6/23	—	(70,579)

USD	20,676,936	AED	76,129,895	BNP Paribas	3/6/23	—	(47,682)

USD	81,481,884	AED	300,000,000	Credit Agricole Corporate and Investment Bank	3/6/23	—	(186,238)

USD	138,538,867	AED	510,072,400	Standard Chartered Bank	3/6/23	—	(316,650)

OMR	14,400,000	USD	37,377,356	Standard Chartered Bank	3/13/23	49,846	—

USD	36,781,609	OMR	14,400,000	Standard Chartered Bank	3/13/23	—	(645,592)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	12,458,545	SAR	46,808,000	Standard Chartered Bank	3/14/23	$12,166	$—

USD	10,671,214	BHD	4,061,000	Standard Chartered Bank	3/15/23	—	(76,511)

USD	16,178,854	BHD	6,120,833	Standard Chartered Bank	3/16/23	—	(20,113)

OMR	7,000,000	USD	18,171,580	Standard Chartered Bank	3/29/23	21,774	—

USD	19,454,755	OMR	7,600,000	Standard Chartered Bank	3/29/23	—	(298,029)

USD	354,214	ZMW	6,960,304	Standard Chartered Bank	5/17/23	—	(53,811)

USD	1,958,615	KES	280,081,950	Standard Chartered Bank	5/25/23	—	(134,154)

USD	1,509,009	KES	219,560,746	Standard Chartered Bank	6/12/23	—	(115,416)

USD	4,947,269	EGP	109,037,808	Goldman Sachs International	7/20/23	762,543	—

USD	3,258,751	EGP	72,637,560	Goldman Sachs International	7/20/23	471,018	—

USD	3,258,751	EGP	73,419,660	Goldman Sachs International	7/27/23	447,037	—

USD	1,175,197	KES	178,630,000	Standard Chartered Bank	8/4/23	—	(110,786)

USD	12,438,538	SAR	46,800,000	Standard Chartered Bank	3/14/24	356	—

USD	10,754,098	BHD	4,100,000	Standard Chartered Bank	3/18/24	—	(43,608)

USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(256,573)

USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(30,261)

USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(394,455)

USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(239,002)

USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(232,630)

USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(228,715)

						$22,258,949	$(9,085,393)

Non-Deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

11/21/22	COP	33,880,700	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$6,860,177	$(117,268)

11/22/22	COP	33,088,850	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	6,699,843	(274,158)

11/23/22	COP	34,377,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,960,668	96,948

12/3/22	COP	12,267,570	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	2,483,942	9,409

12/7/22	COP	17,189,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	3,480,435	(21,728)

12/8/22	COP	41,834,000	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	8,470,565	387,782

12/8/22	COP	45,513,100	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	9,215,510	293,182

12/8/22	COP	5,448,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,103,113	(25,455)

12/14/22	COP	20,731,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	4,197,621	(14,398)

12/15/22	COP	33,804,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,844,768	(55,764)

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Non-Deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

12/16/22	COP	56,130,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$11,365,346	$180,391

12/19/22	COP	39,685,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,035,434	(58,635)

12/20/22	COP	12,350,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,500,754	(643)

12/21/22	COP	38,245,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,743,984	257,495

12/23/22	COP	48,702,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	9,861,200	314,888

1/10/23	COP	32,026,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,484,677	—

						$972,046

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

WTI Crude Oil	439	Long	2/21/23	$36,384,320	$3,339,493

WTI Crude Oil	(417)	Short	11/21/22	(36,083,010)	708,548

Equity Futures

S&P/TSX 60 Index	(46)	Short	12/15/22	(7,952,376)	(104,168)

SGX CNX Nifty Index	(277)	Short	11/24/22	(10,018,491)	(229,937)

Interest Rate Futures

Australia 10-Year Treasury Bond	285	Long	12/15/22	21,599,230	(154,388)

Euro-Bobl	(253)	Short	12/8/22	(29,920,752)	283,868

Euro-Bund	(164)	Short	12/8/22	(22,437,380)	116,934

Euro-Buxl	(69)	Short	12/8/22	(9,834,251)	937,098

Japan 10-Year Bond	(35)	Short	12/13/22	(35,017,654)	(81,583)

U.S. 2-Year Treasury Note	(236)	Short	12/30/22	(48,234,344)	680,371

U.S. 5-Year Treasury Note	(914)	Short	12/30/22	(97,426,687)	3,681,091

U.S. 10-Year Treasury Note	(853)	Short	12/20/22	(94,336,469)	4,828,183

U.S. Ultra 10-Year Treasury Note	(303)	Short	12/20/22	(35,143,266)	3,044,527

U.S. Ultra-Long Treasury Bond	(295)	Short	12/20/22	(37,658,594)	6,515,271

					$23,565,308

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Inflation Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$682,059

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	682,059

EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	681,393

EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	741,764

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(802,517)

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(802,517)

EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(804,572)

EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(927,382)

USD	22,010	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(927,485)

USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,205,877)

USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(429,690)

USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	822,653

USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	405,355

USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	512,321

							$(1,372,436)

Interest Rate Swaps (Centrally Cleared)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

AUD	166,490	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(2,770,050)	$—	$(2,770,050)

BRL	88,777	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.48% (pays upon termination)	1/2/25	(71,616)	—	(71,616)

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	88,682	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.49% (pays upon termination)	1/2/25	$(68,029)	$—	$(68,029)

BRL	58,441	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/2/25	(40,207)	—	(40,207)

BRL	245,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.74% (pays upon termination)	1/2/25	(6,836)	—	(6,836)

CAD	91,320	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(1,562,009)	—	(1,562,009)

CAD	61,550	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(1,051,498)	—	(1,051,498)

CAD	23,880	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	(290,628)	12	(290,616)

CAD	28,000	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.86% (pays semi-annually)	9/21/27	48,274	—	48,274

CLP	1,634,800	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	(23,911)	—	(23,911)

CLP	5,021,220	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	(19,630)	—	(19,630)

CLP	963,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	786	—	786

CLP	4,902,560	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.38% (pays semi-annually)	4/22/32	(413)	—	(413)

CNY	54,356	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	106,348	—	106,348

CNY	111,909	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	218,952	—	218,952

CNY	44,764	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	89,406	—	89,406

CNY	63,948	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	127,723	—	127,723

CNY	108,712	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	214,174	—	214,174

CNY	150,310	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	296,127	—	296,127

CNY	162,492	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/7/27	(27,553)	—	(27,553)

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	58,497	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/8/27	$(8,918)	$—	$(8,918)

CNY	37,211	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.27% (pays quarterly)	2/8/27	(4,610)	—	(4,610)

CNY	57,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	42,190	—	42,190

CNY	98,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/21/27	71,803	—	71,803

CNY	42,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	39,009	—	39,009

CNY	49,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.50% (pays quarterly)	9/21/27	46,500	—	46,500

CNY	32,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.51% (pays quarterly)	9/21/27	33,575	—	33,575

CNY	16,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	17,902	—	17,902

CNY	49,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	53,927	—	53,927

CNY	49,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.52% (pays quarterly)	9/21/27	52,705	—	52,705

CNY	49,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.53% (pays quarterly)	9/21/27	54,232	—	54,232

COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	2,231,658	—	2,231,658

COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,137,442)	—	(1,137,442)

COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,732,728)	—	(1,732,728)

COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(2,268,791)	—	(2,268,791)

COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,098,339)	—	(1,098,339)

COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	304,539	—	304,539

COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	299,200	—	299,200

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	$589,365	$—	$589,365

COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	106,038	—	106,038

COP	6,280,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	247,882	(80)	247,802

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	583,616	—	583,616

COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	335,121	—	335,121

COP	15,965,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	620,607	—	620,607

COP	8,996,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	347,690	—	347,690

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	572,938	—	572,938

COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	100,644	—	100,644

COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	566,367	—	566,367

COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	301,829	—	301,829

COP	6,681,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	245,475	—	245,475

COP	30,984,585	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	1,097,962	—	1,097,962

COP	26,646,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	932,523	—	932,523

COP	14,717,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	512,155	—	512,155

COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(346,438)	—	(346,438)

COP	17,135,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	491,365	—	491,365

COP	48,548,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	1,378,180	—	1,378,180

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	14,897,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	$403,565	$—	$403,565

COP	31,413,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	846,536	—	846,536

COP	15,278,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	407,959	—	407,959

COP	15,707,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	416,165	—	416,165

COP	32,127,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	838,767	—	838,767

COP	69,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	1,592,685	—	1,592,685

COP	7,173,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	102,480	—	102,480

COP	13,620,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	183,042	—	183,042

COP	7,173,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	92,425	—	92,425

COP	7,264,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	78,183	—	78,183

COP	5,012,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	48,890	—	48,890

COP	11,982,293	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	77,912	—	77,912

COP	4,471,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	24,825	(78)	24,747

COP	8,584,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	42,594	—	42,594

COP	41,202,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,642,999	—	1,642,999

COP	25,188,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	989,681	—	989,681

COP	26,964,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	1,045,215	—	1,045,215

COP	38,278,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(248,841)	—	(248,841)

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	5,692,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	12.10% (pays quarterly)	12/21/27	$(44,091)	$—	$(44,091)

COP	6,893,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	350,366	—	350,366

COP	4,923,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	249,858	—	249,858

COP	8,080,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/32	(93,902)	—	(93,902)

EUR	1,974	Pays	6-month EURIBOR (pays semi-annually)	2.98% (pays annually)	10/26/25	3,612	—	3,612

EUR	4,314	Pays	6-month EURIBOR (pays semi-annually)	3.06% (pays annually)	10/11/26	27,315	—	27,315

EUR	2,000	Pays	6-month EURIBOR (pays semi-annually)	3.10% (pays annually)	10/18/26	14,371	—	14,371

EUR	789	Pays	6-month EURIBOR (pays semi-annually)	2.99% (pays annually)	10/26/26	2,185	—	2,185

EUR	13,257	Receives	1-day Euro Short-Term Rate (pays annually)	0.78% (pays annually)	4/7/27	960,691	—	960,691

EUR	13,257	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/13/27	840,795	—	840,795

EUR	2,000	Pays	6-month EURIBOR (pays semi-annually)	3.09% (pays annually)	10/19/27	14,806	—	14,806

EUR	2,000	Pays	6-month EURIBOR (pays semi-annually)	3.12% (pays annually)	10/19/27	18,146	—	18,146

EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	18,847	—	18,847

EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	16,039	—	16,039

EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	5,128	—	5,128

EUR	3,112	Receives	1-day Euro Short-Term Rate (pays annually)	0.98% (pays annually)	4/7/32	432,082	—	432,082

EUR	3,112	Receives	1-day Euro Short-Term Rate (pays annually)	1.19% (pays annually)	4/13/32	375,143	—	375,143

EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	7,990	—	7,990

EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	19,728	—	19,728

EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	12,278	—	12,278

INR	1,229,600	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.33% (pays semi-annually)	9/21/27	354,674	—	354,674

INR	623,000	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.33% (pays semi-annually)	9/21/27	178,764	—	178,764

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

INR	918,100	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.34% (pays semi-annually)	9/21/27	$262,518	$—	$262,518

INR	1,532,919	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.34% (pays semi-annually)	9/21/27	432,545	—	432,545

INR	1,267,681	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.36% (pays semi-annually)	9/21/27	346,566	—	346,566

INR	791,400	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/21/27	150,806	—	150,806

INR	1,280,600	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.53% (pays semi-annually)	9/21/27	242,420	—	242,420

JPY	752,246	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	782,121	—	782,121

JPY	790,839	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	828,414	—	828,414

JPY	956,915	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	998,141	—	998,141

KRW	154,705,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(2,604,295)	—	(2,604,295)

KRW	106,378,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,790,132)	—	(1,790,132)

KRW	67,516,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(1,085,350)	—	(1,085,350)

KRW	13,539,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.94% (pays quarterly)	9/21/25	(49,797)	—	(49,797)

KRW	24,730,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.97% (pays quarterly)	9/21/25	(79,773)	—	(79,773)

KRW	15,418,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.70% (pays quarterly)	9/21/27	(183,970)	—	(183,970)

KRW	12,397,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.73% (pays quarterly)	9/21/27	(135,849)	—	(135,849)

NZD	91,380	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(1,312,929)	—	(1,312,929)

NZD	89,240	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(1,272,272)	—	(1,272,272)

NZD	7,990	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	(106,089)	—	(106,089)

NZD	10,640	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(136,567)	—	(136,567)

NZD	13,770	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(176,741)	—	(176,741)

NZD	16,865	Receives	3-month NZD Bank Bill (pays quarterly)	2.98% (pays semi-annually)	2/23/32	1,241,709	—	1,241,709

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

NZD	8,400	Pays	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/28/32	$(112,967)	$—	$(112,967)

NZD	3,300	Pays	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/28/32	(44,241)	—	(44,241)

NZD	7,300	Pays	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/28/32	(94,423)	—	(94,423)

PLN	26,040	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	936,022	—	936,022

PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	2,965,588	—	2,965,588

PLN	31,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	921,598	—	921,598

TWD	320,248	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	237,019	—	237,019

TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	466,254	—	466,254

TWD	640,496	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	464,697	—	464,697

USD	9,000	Receives	SOFR (pays annually)	1.44% (pays annually)	9/9/24	522,734	—	522,734

USD	14,000	Receives	SOFR (pays annually)	1.64% (pays annually)	9/11/24	841,949	—	841,949

USD	12,500	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	1,273,885	—	1,273,885

USD	12,400	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	1,266,950	—	1,266,950

Total						$19,195,589	$(146)	$19,195,443

Interest Rate Swaps (OTC)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	MYR	72,600	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	$352,211

Citibank, N.A.	MYR	31,600	Receives	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/21/27	84,246

Goldman Sachs International	MYR	57,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/15/27	278,470

Goldman Sachs International	MYR	70,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/15/27	336,324

Standard Chartered Bank	MYR	166,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/21/27	453,409

Total							$1,504,660

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Indonesia	$42,300	1.00% (pays quarterly)(1)	1.39%	12/20/27	$(688,811)	$457,968	$(230,843)

Petroleos Mexicanos	37,998	1.00% (pays quarterly)(1)	6.65	12/20/27	(8,229,370)	8,653,214	423,844

Total	$80,298				$(8,918,181)	$9,111,182	$193,001

Credit Default Swaps - Buy Protection (Centrally Cleared)

Reference Entity	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Austria	9,465	1.00% (pays quarterly)(1)	12/20/27	$(359,497)	$354,652	$(4,845)

Finland	9,771	0.25% (pays quarterly)(1)	12/20/27	15,302	(20,380)	(5,078)

France	44,677	0.25% (pays quarterly)(1)	12/20/27	127,034	(62,486)	64,548

Germany	43,749	0.25% (pays quarterly)(1)	12/20/27	32,274	143,381	175,655

Hungary	10,178	1.00% (pays quarterly)(1)	12/20/27	686,231	(819,254)	(133,023)

Malaysia	144,700	1.00% (pays quarterly)(1)	12/20/27	332,681	326,205	658,886

Markit CDX Emerging Markets Index (CDX.EM.31.V3)	2,580	1.00% (pays quarterly)(1)	6/20/24	22,782	(129,467)	(106,685)

Markit CDX North America High Yield Index (CDX.NA.HY.39.V1)	51,714	5.00% (pays quarterly)(1)	12/20/27	102,585	(2,067,005)	(1,964,420)

Markit iTraxx Europe Index (ITRAXX.EUR.38.V1)	EUR 42,600	1.00% (pays quarterly)(1)	12/20/27	219,515	(438,415)	(218,900)

Mexico	34,800	1.00% (pays quarterly)(1)	12/20/27	905,616	(1,213,336)	(307,720)

Philippines	37,600	1.00% (pays quarterly)(1)	12/20/27	415,104	(137,034)	278,070

Poland	41,246	1.00% (pays quarterly)(1)	12/20/27	926,059	(1,129,953)	(203,894)

Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(111,527)	99,962	(11,565)

Qatar	6,763	1.00% (pays quarterly)(1)	12/20/27	(130,144)	120,743	(9,401)

Saudi Arabia	26,481	1.00% (pays quarterly)(1)	6/20/27	(404,340)	294,028	(110,312)

Saudi Arabia	102,498	1.00% (pays quarterly)(1)	12/20/27	(1,534,933)	2,183,945	649,012

South Africa	13,180	1.00% (pays quarterly)(1)	12/20/27	1,110,890	(1,087,595)	23,295

South Africa	23,540	1.00% (pays quarterly)(1)	6/20/29	2,913,135	(2,280,384)	632,751

South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	1,603,998	(1,272,846)	331,152

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)

Reference Entity	Notional Amount(2) (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Spain	61,500	1.00% (pays quarterly)(1)	12/20/27	$(1,166,461)	$1,131,181	$(35,280)

Turkey	15,875	1.00% (pays quarterly)(1)	12/20/27	3,318,457	(3,384,833)	(66,376)

United Kingdom	43,834	1.00% (pays quarterly)(1)	12/20/27	(1,460,300)	1,027,690	(432,610)

Total				$7,564,461	$(8,361,201)	$(796,740)

Credit Default Swaps - Sell Protection (OTC)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	BNP Paribas	$11,600	1.00% (pays quarterly)(1)	1.56%	12/20/27	$(276,949)	$373,613	$96,664

Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	0.71	6/20/24	52,360	(44,451)	7,909

Vietnam	Goldman Sachs International	16,200	1.00% (pays quarterly)(1)	1.56	12/20/27	(386,773)	556,105	169,332

Vietnam	Goldman Sachs International	2,500	1.00% (pays quarterly)(1)	1.56	12/20/27	(59,687)	74,197	14,510

Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)(1)	1.56	12/20/27	(32,021)	49,585	17,564

Total		$40,900				$(703,070)	$1,009,049	$305,979

Credit Default Swaps - Buy Protection (OTC)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Czech Republic	JPMorgan Chase Bank, N.A.	$10,160	1.00% (pays quarterly)(1)	12/20/27	$(222,701)	$209,198	$(13,503)

Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(25,327)	(23,829)	(49,156)

Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(38,161)	(35,934)	(74,095)

Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	(18,319)	(24,118)	(42,437)

Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(33,392)	(1,434)	(34,826)

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (OTC) (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	Goldman Sachs International	$3,090	1.00% (pays quarterly)(1)	9/20/24	$(40,093)	$499	$(39,594)

Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(124,820)	6,220	(118,600)

Romania	Barclays Bank PLC	9,820	1.00% (pays quarterly)(1)	12/20/27	1,131,743	(1,186,588)	(54,845)

Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(68,183)	(231,198)	(299,381)

Saudi Arabia	Goldman Sachs International	29,900	1.00% (pays quarterly)(1)	12/20/32	(10,490)	217,935	207,445

South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,848,222	(1,410,389)	437,833

Sweden	Barclays Bank PLC	20,749	0.25% (pays quarterly)(1)	12/20/27	(55,781)	48,279	(7,502)

Total					$2,342,698	$(2,431,359)	$(88,661)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $121,198,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	In U.S. dollars unless otherwise indicated.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unreazlied Appreciation (Depreciation)

Barclays Bank PLC	USD	6,480	SOFR (pays upon termination)	Return on iBoxx USD Liquid Leveraged Loans Index (pays upon termination)	12/20/22	$(134,095)

JPMorgan Chase Bank, N.A.	USD	14,600	SOFR (pays upon termination)	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	12/20/22	(452,621)

						$(586,716)

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps (OTC)

Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)

BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 16,578,665 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date*	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount*	10/14/2025/ 10/14/2028	$(947)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)**	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)**	Not Applicable/ 4/8/32	(82,731)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)**	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)**	Not Applicable/ 4/11/32	(311,111)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)**	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)**	Not Applicable/ 4/20/32	(24,416)

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 3,777,817,200 (pays semi-annually)**	1.84% on CLP equivalent of CLF 118,000 (pays semi-annually)**	Not Applicable/ 4/22/32	(116,909)

				$(536,114)

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

**

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

Abbreviations:

ADR	–	American Depositary Receipt

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

EURIBOR	–	Euro Interbank Offered Rate

FBIL	–	Financial Benchmarks India Ltd.

HICP	–	Harmonised Indices of Consumer Prices

KLIBOR	–	Kuala Lumpur Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

MIBOR	–	Mumbai Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

TAIBOR	–	Taipei Interbank Offered Rate

WIBOR	–	Warsaw Interbank Offered Rate

WTI	–	West Texas Intermediate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

ARS	–	Argentina Peso

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

DOP	–	Dominican Peso

EGP	–	Egyptian Pound

EUR	–	Euro

IDR	–	Indonesian Rupiah

ILS	–	Israeli Shekel

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KES	–	Kenyan Shilling

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Portfolio of Investments — continued

KRW	–	South Korean Won

KZT	–	Kazakhstani Tenge

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

SAR	–	Saudi Riyal

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	Taiwan New Dollar

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

ZMW	–	Zambian Kwacha

55	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2022

Unaffiliated investments, at value (identified cost $2,041,084,104)	$1,655,270,225

Affiliated investment, at value (identified cost $205,847,417)	205,847,417

Deposits for derivatives collateral:

Centrally cleared derivatives	76,994,535

OTC derivatives	5,390,000

Foreign currency, at value (identified cost $20,780,549)	20,817,205

Cash collateral for securities sold short	85,421,226

Interest and dividends receivable	29,428,605

Dividends receivable from affiliated investment	670,156

Receivable for investments sold	2,160,051

Receivable for variation margin on open futures contracts	1,697,905

Receivable for variation margin on open centrally cleared derivatives	3,880,012

Receivable for open forward foreign currency exchange contracts	22,258,949

Receivable for open swap contracts	2,455,917

Upfront payments on open non-centrally cleared swap contracts	2,957,941

Receivable for open non-deliverable bond forward contracts	1,540,095

Total assets	$2,116,790,239

Liabilities

Cash collateral due to brokers	$5,390,000

Payable for reverse repurchase agreements, including accrued interest of $(19,787)	7,639,380

Payable for investments purchased	152,605,208

Payable for securities sold short, at value (proceeds $79,979,995)	77,118,127

Due to custodian	2,486,913

Payable for open forward foreign currency exchange contracts	9,085,393

Payable for open swap contracts	1,856,769

Payable for closed swap contracts	511,467

Upfront receipts on open non-centrally cleared swap contracts	1,535,631

Payable for open non-deliverable bond forward contracts	568,049

Payable to affiliates:

Investment adviser fee	908,208

Trustees’ fees	9,223

Interest payable on securities sold short	269,842

Accrued expenses and other liabilities	1,012,485

Total liabilities	$260,996,695

Net Assets applicable to investors’ interest in Portfolio	$1,855,793,544

56	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2022

Dividend income (net of foreign taxes withheld of $142,266)	$2,284,542

Dividend income from affiliated investments	2,624,005

Interest and other income (net of foreign taxes withheld of $1,740,991)	130,099,093

Total investment income	$135,007,640

Expenses

Investment adviser fee	$12,590,802

Trustees’ fees and expenses	108,500

Custodian fee	1,373,687

Legal and accounting services	257,487

Interest expense and fees	260,055

Interest and dividend expense on securities sold short	1,395,942

Miscellaneous	28,201

Total expenses	$16,014,674

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$203,755

Total expense reductions	$203,755

Net expenses	$15,810,919

Net investment income	$119,196,721

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions (net of foreign capital gains taxes of $105,349)	$(96,944,873)

Investment transactions - affiliated investments	(27,401)

Securities sold short	7,090,393

Futures contracts	62,242,493

Swap contracts	92,246,517

Foreign currency transactions	1,348,933

Forward foreign currency exchange contracts	66,724,480

Non-deliverable bond forward contracts	(21,266,355)

Net realized gain	$111,414,187

Change in unrealized appreciation (depreciation):

Investments (including net decrease in accrued foreign capital gains taxes of $472,127)	$(367,697,708)

Securities sold short	4,232,545

Futures contracts	16,944,220

Swap contracts	14,578,960

Foreign currency	(1,830,168)

Forward foreign currency exchange contracts	10,310,797

Non-deliverable bond forward contracts	1,928,169

Net change in unrealized appreciation (depreciation)	$(321,533,185)

Net realized and unrealized loss	$(210,118,998)

Net decrease in net assets from operations	$(90,922,277)

57	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2022	2021

From operations:

Net investment income	$119,196,721	$139,362,795

Net realized gain (loss)	111,414,187	(3,331,271)

Net change in unrealized appreciation (depreciation)	(321,533,185)	(438,460)

Net increase (decrease) in net assets from operations	$(90,922,277)	$135,593,064

Capital transactions:

Contributions	$115,421,518	$152,014,236

Withdrawals	(732,569,582)	(889,472,377)

Net decrease in net assets from capital transactions	$(617,148,064)	$(737,458,141)

Net decrease in net assets	$(708,070,341)	$(601,865,077)

Net Assets

At beginning of year	$2,563,863,885	$3,165,728,962

At end of year	$1,855,793,544	$2,563,863,885

58	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2022

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2022		2021	2020	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.73	%(2)	0.70%	0.66%	0.65%	0.70%

Net investment income	5.49%		4.60%	4.53%	5.41%	4.64%

Portfolio Turnover	81%		88%	81%	61%	78%

Total Return	(3.93)%		4.52%	4.03%	6.56%	(2.60)%

Net assets, end of year (000’s omitted)	$1,855,794		$2,563,864	$3,165,729	$3,559,727	$4,864,519

(1)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.08%, 0.06%, 0.01%, 0.01% and 0.04% of average daily net assets for the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(2)

Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended October 31, 2022).

59

Global Macro Portfolio

October 31, 2022

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2022, Eaton Vance Global Macro Absolute Return Fund held an interest of approximately 100% in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2022 were $17,129,722 or 0.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Futures Contracts and Currencies. Foreign securities, futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign futures contracts.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

60

Global Macro Portfolio

October 31, 2022

Notes to Consolidated Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio’s financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

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H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Futures Contracts — Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap

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counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

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S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.615%

$500 million but less than $1 billion	0.595%

$1 billion but less than $1.5 billion	0.575%

$1.5 billion but less than $2 billion	0.555%

$2 billion but less than $3 billion	0.520%

$3 billion but less than $5 billion	0.490%

$5 billion but less than $10 billion	0.475%

$10 billion and over	0.465%

Pursuant to an amendment to the investment advisory agreement dated April 29, 2022, BMR contractually agreed to reduce its investment advisory fee rate on average daily net assets of $5 billion and over from 0.490% to the rates as stated above. This contractual reduction cannot be terminated or reduced without Trustee and shareholder approval. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2022, the Portfolio’s investment adviser fee amounted to $12,590,802 or 0.58% of the Portfolio’s consolidated average daily net assets.

Pursuant to an investment sub-advisory agreement effective March 16, 2022, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Portfolio. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a

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participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U. S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U. S. registered adviser. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.

Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds-Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2022, the investment adviser fee paid was reduced by $203,755 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM), an affiliate of BMR. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2022 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,005,024,152	$1,118,908,985

U.S. Government and Agency Securities	73,120,259	15,844,217

	$1,078,144,411	$1,134,753,202

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,237,497,052

Gross unrealized appreciation	$16,502,462

Gross unrealized depreciation	(462,435,191)

Net unrealized depreciation	$(445,932,729)

5  Restricted Securities

At October 31, 2022, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.

Description	Date(s) of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re, Ltd., Series A-1	12/30/20	4,400	$4,400,000	$3,539,270

Sussex Capital, Ltd., Designated Investment Series 16, 12/21	1/24/22	817	—	591,006

Sussex Capital, Ltd., Series 16, Preference Shares	6/1/21	5,500	5,500,000	4,347,304

Total Restricted Securities			$9,900,000	$8,477,580

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6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2022 is included in the Consolidated Portfolio of Investments. At October 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the year ended October 31, 2022, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: During the year ended October 31, 2022, the Portfolio entered into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $12,168,969. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,680,932 at October 31, 2022.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2022. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2022 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity		Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—		$—	$—	$—	$21	$21

Not applicable	4,048,041	*	12,731,663 *	—	12,782,710 *	65,912,411 *	95,474,825

Receivable for open forward foreign currency exchange contracts	—		—	—	22,258,949	—	22,258,949

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—		3,032,325	—	—	1,504,660	4,536,985

Receivable for open non-deliverable bond forward contracts	—		—	—	—	1,540,095	1,540,095

Total Asset Derivatives	$4,048,041		$15,763,988	$—	$35,041,659	$68,957,187	$123,810,875

Derivatives not subject to master netting or similar agreements	$4,048,041		$12,731,663	$—	$12,782,710	$65,912,411	$95,474,825

Total Asset Derivatives subject to master netting or similar agreements	$—		$3,032,325	$—	$22,258,949	$3,044,776	$28,336,050

Not applicable	$—		$(14,085,383)*	$(334,105)*	$(4,966,117)*	$(28,237,886)*	$(47,623,491)

Payable for open forward foreign currency exchange contracts	—		—	—	(9,085,393)	—	(9,085,393)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—		(1,392,697)	—	—	(1,122,830)	(2,515,527)

Payable for open non-deliverable bond forward contracts	—		—	—	—	(568,049)	(568,049)

Total Liability Derivatives	$—		$(15,478,080)	$(334,105)	$(14,051,510)	$(29,928,765)	$(59,792,460)

Derivatives not subject to master netting or similar agreements	$—		$(14,085,383)	$(334,105)	$(4,966,117)	$(28,237,886)	$(47,623,491)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(1,392,697)	$—	$(9,085,393)	$(1,690,879)	$(12,168,969)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$2,846,125	$(554,591)	$(757,958)	$—	$1,533,576	$—

Barclays Bank PLC	1,231,989	(321,547)	(910,442)	—	—	—

BNP Paribas	2,308,858	(1,049,868)	—	(1,000,000)	258,990	1,000,000

Citibank, N.A.	3,798,984	(11,808)	—	—	3,787,176	—

Goldman Sachs International	6,798,261	(1,608,843)	—	(4,390,000)	799,418	4,390,000

ICBC Standard Bank plc	82,815	(82,815)	—	—	—	—

JPMorgan Chase Bank, N.A.	842,180	(675,322)	(86,711)	—	80,147	—

Standard Chartered Bank	5,376,311	(5,376,311)	—	—	—	—

State Street Bank and Trust Company	3,839,750	(316,922)	(2,301,522)	—	1,221,306	—

UBS AG	1,210,777	(198,939)	(767,221)	—	244,617	—

	$28,336,050	$(10,196,966)	$(4,823,853)	$(5,390,000)	$7,925,230	$5,390,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(554,591)	$554,591	$—	$—	$—	$—

Barclays Bank PLC	(321,547)	321,547	—	—	—	—

BNP Paribas	(1,049,868)	1,049,868	—	—	—	—

Citibank, N.A.	(11,808)	11,808	—	—	—	—

Credit Agricole Corporate and Investment Bank	(186,238)	—	186,238	—	—	—

Goldman Sachs International	(1,608,843)	1,608,843	—	—	—	—

HSBC Bank USA, N.A.	(6,689)	—	—	—	(6,689)	—

ICBC Standard Bank plc	(568,156)	82,815	260,865	—	(224,476)	—

JPMorgan Chase Bank, N.A.	(675,322)	675,322	—	—	—	—

Nomura International PLC	(156,841)	—	156,841	—	—	—

Societe Generale	(148,873)	—	148,873	—	—	—

Standard Chartered Bank	(6,364,332)	5,376,311	988,021	—	—	—

State Street Bank and Trust Company	(316,922)	316,922	—	—	—	—

UBS AG	(198,939)	198,939	—	—	—	—

	$(12,168,969)	$10,196,966	$1,740,838	$—	$(231,165)	$—

Total — Deposits for derivatives collateral — OTC derivatives						5,390,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Information with respect to repurchase and reverse repurchase agreements at October 31, 2022 is included at Note 8.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2022 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss):

Investment transactions	$—	$—	$—	$—	$(3,268,844)	$(3,268,844)

Futures contracts	3,705,902	—	991,452	—	57,545,139	62,242,493

Swap contracts	—	76,084,828	(12,974,957)	—	29,136,646	92,246,517

Forward foreign currency exchange contracts	—	—	—	66,724,480	—	66,724,480

Non-deliverable bond forward contracts					(21,266,355)	(21,266,355)

Total	$3,705,902	$76,084,828	$(11,983,505)	$66,724,480	$62,146,586	$196,678,291

Change in unrealized appreciation (depreciation):

Investments	$—	$—	$—	$—	$2,780,045	$2,780,045

Futures contracts	4,048,041	—	(862,183)	—	13,758,362	16,944,220

Swap contracts	3,413,580	(737,497)	(467,186)	—	12,370,063	14,578,960

Forward foreign currency exchange contracts	—	—	—	10,310,797	—	10,310,797

Non-deliverable bond forward contracts	—	—	—	—	1,928,169	1,928,169

Total	$7,461,621	$(737,497)	$(1,329,369)	$10,310,797	$30,836,639	$46,542,191

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions

$32,345,000	$481,258,000	$2,574,976,000	$142,058,000	$35,113,000

	Purchased Call Options		Swap Contracts

	$928,500,000		$3,035,095,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2022.

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8  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2022 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	9/28/22	11/23/22	(3.00)%	$7,659,167	$7,639,380

Total				$7,659,167	$7,639,380

At October 31, 2022, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. The type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.

For the year ended October 31, 2022, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $1,538,628 and (3.00)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2022. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2022.

Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2022.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Barclays Bank PLC	$17,912,508	$(7,639,380)	$(10,273,128)	$—

Nomura International PLC	4,344,476	—	(4,202,213)	142,263

	$22,256,984	$(7,639,380)	$(14,475,341)	$142,263

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(7,639,380)	$—	$7,639,380	$—

*	Including accrued interest

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default

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9  Investments in Affiliated Funds

At October 31, 2022, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $205,847,417, which represents 11.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments

Cash Reserves Fund	$316,227,582	$810,344,399	$(1,126,544,580)	$(27,401)	$—	$—	$117,783	—

Liquidity Fund	—	1,635,197,845	(1,429,350,428)	—	—	205,847,417	2,506,222	205,847,417

Total				$(27,401)	$—	$205,847,417	$2,624,005

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Asset-Backed Securities	$—	$3,399,112		$—	$3,399,112

Collateralized Mortgage Obligations	—	67,043,636		—	67,043,636

Common Stocks	6,250,240	42,663,381	*	327,036	49,240,657

Convertible Bonds	—	5,016,934		—	5,016,934

Foreign Corporate Bonds	—	122,316,504		0	122,316,504

Loan Participation Notes	—	—		41,080,024	41,080,024

Reinsurance Side Cars	—	—		11,925,129	11,925,129

Senior Floating-Rate Loans	—	16,421,946		425,756	16,847,702

Sovereign Government Bonds	—	629,979,857		52,679,548	682,659,405

Sovereign Loans	—	82,933,956		—	82,933,956

U.S. Government Agency Mortgage-Backed Securities	—	39,330,756		—	39,330,756

U.S. Government Guaranteed Small Business Administration Loans	—	11,129,953		—	11,129,953

U.S. Treasury Obligations	—	42,289,294		—	42,289,294

Warrants	39,848	—		—	39,848

Miscellaneous	—	—		0	—

Short-Term Investments:

Affiliated Fund	205,847,417	—		—	205,847,417

Repurchase Agreements	—	22,256,984		—	22,256,984

Sovereign Government Securities	—	99,314,172		4,103,850	103,418,022

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Notes to Consolidated Financial Statements — continued

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$—	$354,342,288	$—	$354,342,288

Purchased Call Options	—	21	—	21

Total Investments	$212,137,505	$1,538,438,794	$110,541,343	$1,861,117,642

Forward Foreign Currency Exchange Contracts	$—	$35,041,659	$—	$35,041,659

Non-Deliverable Bond Forward Contracts	—	1,540,095	—	1,540,095

Futures Contracts	24,135,384	—	—	24,135,384

Swap Contracts	—	63,093,716	—	63,093,716

Total	$236,272,889	$1,638,114,264	$110,541,343	$1,984,928,496

Liability Description

Securities Sold Short	$(56,066,340)	$(21,051,787)	$—	$(77,118,127)

Forward Foreign Currency Exchange Contracts	—	(14,051,510)	—	(14,051,510)

Non-Deliverable Bond Forward Contracts	—	(568,049)	—	(568,049)

Futures Contracts	(340,139)	(229,937)	—	(570,076)

Swap Contracts	—	(44,602,825)	—	(44,602,825)

Total	$(56,406,479)	$(80,504,108)	$—	$(136,910,587)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2021	$273,212	$0	$51,240,311	$12,777,091	$684,110	$—	$—	$64,974,724

Realized gains (losses)	—	—	(720,832)	—	—	(1,087,905)	—	(1,808,737)

Change in net unrealized appreciation (depreciation)	53,824	—	(2,306,704)	(1,234,993)	(334,920)	(140,622,907)	(1,203,617)	(145,649,317)

Cost of purchases	—	—	—	3,500,000	—	5,531,419	5,154,829	14,186,248

Proceeds from sales, including return of capital	—	—	(7,604,988)	(3,116,969)	—	(5,218,678)	—	(15,940,635)

Accrued discount (premium)	—	—	472,237	—	76,566	789,063	152,638	1,490,504

Transfers to Level 3	—	—	—	—	—	193,288,556	—	193,288,556

Transfers from Level 3	—	—	—	—	—	—	—	—

Balance as of October 31, 2022	$327,036	$0	$41,080,024	$11,925,129	$425,756	$52,679,548	$4,103,850	$110,541,343

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2022	$53,824	$—	$(2,708,151)	$(1,204,446)	$(334,920)	$(140,618,376)	$(1,203,617)	$(145,614,239)

Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired during the year ended October 31, 2022 at $0 cost and valued at $0 at October 31, 2022.

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

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The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2022:

Type of Investment	Fair Value as of October 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*

Common Stocks	$327,036	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease

Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase

Loan Participation Notes	41,080,024	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	3.59%	Decrease

Senior Floating-Rate Loans	425,756	Market Approach	Discount Rate	10%	Decrease

Sovereign Government Bonds	52,679,548	Third Party Indication of Value	Foreign Currency Exchange Rate	40.20 UAH/USD	Decrease

Sovereign Government Securities	4,103,850	Third Party Indication of Value	Foreign Currency Exchange Rate	40.20 UAH/USD	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

11  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark

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Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

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Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2022, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2022, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 29, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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Eaton Vance

Global Macro Absolute Return Fund

October 31, 2022

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
•

The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

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Board of Trustees’ Contract Approval — continued

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•

Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•	Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•	Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•

Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•

Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;

•

Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;

•

The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Macro Absolute Return Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the

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Board of Trustees’ Contract Approval — continued

Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.

The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of the Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The

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Eaton Vance

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Board of Trustees’ Contract Approval — continued

subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

79

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2022

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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Eaton Vance

Global Macro Absolute Return Fund

October 31, 2022

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and the Portfolio’s affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s and the Portfolio’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 135 funds (with the exception of Mr. Bowser who oversees 110 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Alan C. Bowser(1) 1962	Trustee	Since 2022

Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).

Other Directorships. None.

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

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Global Macro Absolute Return Fund

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Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

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Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Nicholas Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Eaton Vance Funds

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Privacy Notice

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

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Eaton Vance Funds

April 2021

Privacy Notice — continued

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

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Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041    10.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant not has amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/21	10/31/22
Audit Fees	$133,300	$143,733
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$40,098	$9,000
All Other Fees(3)	$0	$0

Total	$173,398	$152,733

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/21	10/31/22
Registrant	$40,098	$9,000
Eaton Vance(1)	$51,800	$52,836

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 6, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	January 6, 2023